Vanguard® Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (95.2%)
Alabama (3.8%)
	Alabama GO	4.000%	11/1/2031	4,000	4,003
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2041	2,390	2,714
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2042	2,410	2,704
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2043	2,425	2,682
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2044	3,000	3,281
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2045	3,000	3,243
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2050	3,935	4,148
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2055	3,975	4,163
	Auburn University College & University Revenue	5.000%	6/1/2043	5,000	5,135
	Auburn University College & University Revenue	5.000%	6/1/2050	3,000	3,139
	Auburn University College & University Revenue	5.000%	6/1/2055	12,985	13,517
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	695	715
[3]	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	14,090	15,317
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	27,575	28,170
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	18,430	19,217
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	6,060	6,513
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	32,290	33,731
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	28,595	30,327
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	5,895	6,321
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	7,980	8,557
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	10,755	10,892
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	25,195	25,578
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	4,965	5,234
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	38,850	41,734
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	4,960	5,074
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	12,710	13,688
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	12,875	13,890
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	22,260	24,041
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	1,630	1,649
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,560	1,561
	East Alabama Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2030	1,000	1,014
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	24,985	26,359
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	485	529
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2054	1,215	1,224
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	1,185	1,194
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	625	627
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	605	601
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	690	679
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	545	529
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	645	614
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	5,000	5,548
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	5,000	5,498
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	4,000	4,354
	Jefferson County AL Sewer Revenue	5.250%	10/1/2044	1,175	1,254
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	5,825	6,157
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	20,350	21,344
	Limestone County Water & Sewer Authority Water Revenue	4.250%	12/1/2054	1,450	1,333
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	1,685	1,831
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	30,310	32,257
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/2026	430	431
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2045	750	806
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	31,695	33,983
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	24,620	27,134
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	2,830	2,995

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	31,990	33,303
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	10/1/2030	10,500	11,400
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	12,315	12,549
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/2031	2,000	2,017
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	1,215	1,299
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	12,280	12,787
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	29,425	31,161
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	1,610	1,706
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	5,665	6,057
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	2,225	2,401
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	34,020	37,361
	University of Alabama College & University Revenue	4.000%	7/1/2040	2,000	2,055
	University of Alabama College & University Revenue	4.000%	7/1/2041	7,420	7,538
	University of Alabama College & University Revenue	4.000%	7/1/2046	8,665	8,307
	University of Alabama College & University Revenue	4.000%	7/1/2047	5,000	4,736
	University of Alabama College & University Revenue	4.000%	7/1/2048	1,745	1,638
	University of Alabama College & University Revenue	4.000%	7/1/2054	1,000	910
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2029	1,000	1,037
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2030	1,020	1,059
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2031	1,000	1,037
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2032	750	777
[2]	University of South Alabama College & University Revenue	5.000%	10/1/2033	1,435	1,485
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	2,120	2,158
					704,011
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	2,115	2,333
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2032	850	942
	Municipality of Anchorage AK GO	4.000%	9/1/2037	1,000	1,040
	Municipality of Anchorage AK GO	4.000%	9/1/2038	1,000	1,032
	Municipality of Anchorage AK GO	4.000%	9/1/2040	1,500	1,533
	Municipality of Anchorage AK GO	4.000%	9/1/2041	1,285	1,307
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	5,465	4,543
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	715	691
					13,421
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	100
Arizona (1.2%)
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2036	1,500	1,656
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2049	1,610	1,476
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2041	505	475
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2051	2,450	2,034
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	4,660	3,709
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	1,011
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.625%	5/1/2054	6,125	6,648
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2031	605	685
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	4,946	5,171
[4,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/2050	4,000	94
[4,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/2051	5,000	117
	Arizona State University College & University Revenue	5.000%	7/1/2043	5,400	5,592
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/2051	1,020	697
	Bullhead AZ Excise Taxes Sales Tax Revenue	4.000%	7/1/2052	1,035	940
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	4,810	4,881
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	330	330
	Glendale IDA College & University Revenue	5.000%	5/15/2045	2,000	2,091
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2043	1,275	1,383
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2044	1,000	1,073
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/2048	1,350	1,294
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2041	1,275	1,165
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2049	3,500	3,311
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2055	11,535	9,300
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	1,350	1,478
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	5,000	5,127
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,000	1,092
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,500	1,601
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	2,750	2,907
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	220	225
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2033	200	210
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2034	200	210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2035	250	261
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2037	250	258
[1]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2044	2,430	2,424
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2045	3,500	3,751
	Peoria AZ GO	5.000%	7/15/2036	1,475	1,745
	Peoria AZ GO	5.000%	7/15/2037	3,100	3,633
	Phoenix Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	2.700%	2/2/2026	6,500	6,500
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2037	3,750	3,811
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2042	3,000	3,006
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	2,100	2,215
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	2,990	3,144
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	3,350	3,513
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2038	3,440	3,599
[6]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	3,000	3,646
[6]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2043	1,500	1,804
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	6,540	6,753
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,000	876
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	6,250	4,603
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	500	368
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	2,175	1,885
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2042	1,700	1,871
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2043	2,360	2,567
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/2032	1,035	1,040
[3]	Queen Creek AZ COP	5.000%	10/1/2043	1,235	1,349
[3]	Queen Creek AZ COP	5.000%	10/1/2044	830	897
[3]	Queen Creek AZ COP	5.000%	10/1/2045	1,030	1,099
[3]	Queen Creek AZ COP	5.000%	10/1/2046	875	925
	Queen Creek AZ Excise Tax Sales Tax Revenue	4.000%	8/1/2050	1,345	1,237
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2045	2,765	2,890
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2050	23,050	23,894
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	12,450	13,093
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	35,000	37,143
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2055	2,340	2,374
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2060	4,665	4,717
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/2058	7,250	7,091
					227,965
Arkansas (0.1%)
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,455	1,553
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2042	1,160	1,293
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2043	1,055	1,159
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2044	1,110	1,204
[1]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2050	1,645	1,729
[1]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2055	2,185	2,284
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2042	1,000	1,062
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2043	1,000	1,053
	Rogers School District No. 30 GO	3.000%	2/1/2030	4,660	4,662
					15,999
California (7.9%)
[1,7]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/2037	0.000%	10/1/2052	9,000	5,202
	Alameda County Fire Department GO	5.250%	6/1/2055	6,500	7,001
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	7,000	6,431
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	8,000	8,425
	Antelope Valley Community College District GO	0.000%	8/1/2047	1,000	367
	Antelope Valley Community College District GO	0.000%	8/1/2048	1,330	463
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	11,270	12,530
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2029	1,200	1,274
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	11/1/2033	10,000	10,965
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	19,115	19,461
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	7,270	7,647
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	6,475	6,848
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	9,600	10,314
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	9,945	10,817
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	3,635	3,883
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	13,320	14,288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	27,500	29,926
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	9,625	10,203
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	35,800	37,779
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	22,225	24,379
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	7,360	7,874
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	14,770	15,046
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	50,000	52,820
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	9,005	9,485
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	14,475	15,648
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	16,640	17,500
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	19,470	20,660
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	7,320	8,032
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	13,035	14,236
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	2/1/2036	9,315	10,134
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	11,100	8,491
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,110	871
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	1,500	1,170
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,000	4,157
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/2056	2,500	1,703
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,000	878
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,075	923
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	8,000	9,506
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	4,555	5,265
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	9,050	10,163
	California GO	3.000%	11/1/2041	5,500	5,030
	California GO	5.000%	8/1/2043	12,750	14,290
	California GO	4.000%	9/1/2043	16,165	16,424
	California GO	5.000%	8/1/2044	3,950	4,378
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,000	1,143
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,000	1,101
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	9,435	7,242
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	3,700	4,096
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	3,785	4,391
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	9,281	9,536
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	6,571	6,725
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	13,799	13,779
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	13,053	12,749
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	1,754	1,836
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	10,297
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	7,500	7,699
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,480	1,511
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2046	7,370	7,908
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	16,725	17,881
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	6,385	6,767
[4]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	20,000	20,232
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,470	1,871
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	8,000	6,957
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	9,095	8,018
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	1,250	1,288
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.326%	11/20/2040	8,383	8,379
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.326%	11/20/2040	2,261	2,140
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	3,966	3,749
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	4,465	3,320
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	1,200	869
[4]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	1,550	1,630
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	2/2/2026	3,800	3,800
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	4,920	4,814
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	14,920	14,245
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	4,000	4,280
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	1,955	2,136
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2046	4,610	4,975
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	1,675	1,815
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2049	2,500	2,416
	California State University College & University Revenue	5.000%	11/1/2044	11,135	12,430
	California State University College & University Revenue	4.000%	11/1/2049	2,300	2,208
	California State University College & University Revenue	5.250%	11/1/2050	9,650	10,572
	California State University College & University Revenue	4.000%	11/1/2055	2,825	2,647
	California State University College & University Revenue PUT	3.125%	11/1/2026	1,000	1,001
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2039	1,000	939

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2051	3,000	2,243
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	4.250%	9/1/2035	3,000	3,147
[2]	Central Unified School District COP	5.250%	8/1/2050	2,125	2,265
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	8,875	9,592
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2046	6,500	4,117
	Clovis Unified School District GO	4.000%	8/1/2048	4,500	4,299
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	9,950	7,333
	Coast Community College District GO	3.000%	8/1/2039	4,300	4,050
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	10,000	6,485
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2056	4,505	4,034
	Downey Unified School District GO	3.000%	8/1/2046	5,720	4,539
	Downey Unified School District GO	3.000%	8/1/2047	6,240	4,883
[6]	El Camino Healthcare District GO	0.000%	8/1/2030	5,000	4,451
	El Dorado Irrigation District COP	4.000%	3/1/2050	3,875	3,542
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,625	1,566
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	750	723
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	1,210	1,142
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,500	1,387
[4,8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	9,016	8,275
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	5,947	5,548
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	4,840	4,078
[8]	Freddie Mac Pool	3.600%	7/1/2040	3,937	3,664
	Fresno Unified School District GO	3.000%	8/1/2055	6,500	4,708
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	9,955	9,374
	Gavilan Joint Community College District GO	3.000%	8/1/2045	8,215	6,610
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/2051	3,500	2,611
	Glendale Community College District GO	0.000%	8/1/2033	1,405	1,114
	Glendale Community College District GO	5.000%	8/1/2055	15,660	16,482
[2]	Hayward Unified School District GO	5.000%	8/1/2040	7,070	7,396
	Kern Community College District GO	3.000%	8/1/2046	4,890	3,868
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2042	1,000	962
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	5,020	5,221
	Long Beach CA Water Revenue	4.000%	5/1/2054	1,250	1,175
[1]	Long Beach Unified School District GO	0.000%	8/1/2033	500	404
	Los Angeles CA Unified School District GO	4.000%	7/1/2049	1,200	1,141
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	8,065	8,724
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	4,675	4,968
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	1,170	1,321
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	2,245	2,499
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	7,500	8,118
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	1,000	919
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	5,050	5,538
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2048	1,750	1,924
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	4,800	5,167
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	700	791
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	630	722
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	470
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	535	613
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	320	363
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	100	115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	800	917
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	155	178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	90	103
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	510	584
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	200	228
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	265	307
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	160	179
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	310	350
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	125	144
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	475	550
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	925	1,072
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	300	348
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	845	958
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	335	370
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	22
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,315	2,579
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	5	6
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	810	941
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	265	308
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	350	388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	5	6
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	140	155
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,365	1,562
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	860	992
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	285	314
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	45	50
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	150	170
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	960	1,098
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	325	355
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	295	325
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	15	17
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	240	275
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	40	44
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	2,125	2,393
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	115	129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	210	238
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	30	33
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	50	55
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	110	125
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	260	295
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	255	281
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	45	49
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	150	169
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	615	692
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	180	194
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	830	929
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	265	298
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,450	2,741
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	920	1,025
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,905	3,096
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	30	32
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	575	631
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	30	33
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	275	303
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	200	213
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	820	881
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	30	33
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	60	65
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,435	1,563
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	90	98
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	7,985	8,809
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	107
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,480	1,571
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,295	1,392
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,065	1,149
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	300	324
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	5,855	6,389
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	5	5
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	6,785	7,339
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	9,045	9,703
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	6,520	6,993
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	6,265	6,506
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	20	21
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	7,455	7,914
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	2,145	2,231
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	4,040	4,245
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	15,705	16,575
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	2,985	3,104
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	1,985	2,073
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	490	509
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	3,535	3,667
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	815	836
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	320	331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	1,535	1,579
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	2,300	2,385
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	9,080	9,340
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	1,480	1,525
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	1,725	1,785
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	300	339
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	495	559
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	80	90
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	250	286
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	355	407
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	685	785
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,330	1,541
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	120	135
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	570	649
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	300	348
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	500	567
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	125	145
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	140	154
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	15	17
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	100	115
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	30	34
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	100	116
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	490	544
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	415	450
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,150	2,406
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	165	190
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	75	82
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	102
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	220	243
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	60	67
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	740	804
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	175	198
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	270	308
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	700	767
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,175	2,401
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	40	43
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	645	712
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	260	293
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	155	175
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	90	99
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	55	62
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	35	39
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	125	137
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,815	2,023
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	7,045	7,982
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	85	92
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	80	88
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	280	309
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	705	781
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	5,285	5,650
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	295	317
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	240	260
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	155	169
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	435	464
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	700	752
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	185	197
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	395	428
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,480	1,615
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	2,280	2,441
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,640	1,762
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	1,000	1,073
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	130	136
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	1,160	1,202
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	100	103
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	8,555	8,779
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	2,000	2,203
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	30,855	32,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	13,635	14,058
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	10,075	10,906
	Midpeninsula Regional Open Space District Field Employees Corp. GO	4.000%	3/1/2054	1,140	1,083
	Monterey Peninsula Community College District GO	4.000%	8/1/2051	2,000	1,894
	Mount Diablo Unified School District GO	5.000%	8/1/2042	1,300	1,470
	Mt San Antonio Community College District GO	5.250%	8/1/2055	8,485	9,136
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2050	7,750	5,847
	Oakland CA GO	5.500%	7/15/2053	2,005	2,143
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2044	1,000	1,094
	Palomar Health GO	0.000%	8/1/2037	5,415	2,941
[1]	Palomar Health GO	7.000%	8/1/2038	10,000	11,105
	Riverside Community College District GO	4.000%	8/1/2050	5,070	4,839
[1]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/2033	4,345	4,415
[1]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/2034	4,000	4,058
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	2,250	2,445
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	3,475	3,776
[6]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2028	15,815	14,620
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2050	7,655	7,261
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2051	5,935	5,586
	San Diego CA Unified School District GO	0.000%	7/1/2033	2,500	1,912
	San Diego CA Unified School District GO	0.000%	7/1/2035	3,605	2,531
	San Diego CA Unified School District GO	0.000%	7/1/2037	14,000	9,749
	San Diego CA Unified School District GO	5.000%	7/1/2041	475	583
	San Diego CA Unified School District GO	5.000%	7/1/2042	1,055	1,275
	San Diego CA Unified School District GO	5.000%	7/1/2043	510	608
	San Diego CA Unified School District GO	5.000%	7/1/2044	645	755
	San Diego CA Unified School District GO	5.000%	7/1/2045	500	575
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	16,000	16,515
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	4,630	4,716
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2045	1,505	1,640
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	7,045	7,519
[2]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	5,035	3,816
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	3,000	2,481
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2047	1,735	1,790
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	10,000	10,766
	San Francisco Unified School District GO	5.000%	6/15/2044	1,250	1,346
[1]	San Jacinto Unified School District COP	5.000%	9/1/2037	1,850	2,015
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	1,000	900
	San Juan Unified School District GO	4.000%	8/1/2049	1,995	1,890
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/2047	5,165	5,620
[1]	Sanger Unified School District GO	3.000%	8/1/2044	2,000	1,667
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2036	2,500	2,462
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/2042	1,585	1,392
[1]	Simi Valley Unified School District GO	0.000%	8/1/2029	1,495	1,376
	Solano County Community College District GO	3.000%	8/1/2050	3,100	2,360
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	4,855	5,463
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	7,175	7,653
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2031	4,710	5,323
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	7,295	7,625
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2046	2,525	2,717
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2038	2,500	2,834
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	470	505
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	7,545	7,990
[2]	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2050	5,445	5,791
	Southwestern Community College District GO	3.000%	8/1/2040	2,000	1,840
	Southwestern Community College District GO	5.250%	8/1/2055	5,000	5,367
	State Center Community College District GO	3.000%	8/1/2039	2,600	2,445
	State Center Community College District GO	3.000%	8/1/2041	5,250	4,710
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2049	355	345
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/2045	1,375	1,125
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/2050	1,500	1,139
	University of California College & University Revenue	5.000%	5/15/2036	37,640	45,550
	University of California College & University Revenue	5.000%	5/15/2038	4,940	5,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/2040	3,125	3,633
	University of California College & University Revenue	5.250%	5/15/2040	3,240	4,028
	University of California College & University Revenue	5.000%	5/15/2044	2,250	2,484
	University of California College & University Revenue	5.000%	5/15/2045	2,105	2,294
	University of California College & University Revenue	5.000%	5/15/2047	5,155	5,520
	University of California College & University Revenue	5.000%	5/15/2053	8,240	8,694
[1]	Val Verde Unified School District GO	3.000%	8/1/2047	1,730	1,359
[1]	Val Verde Unified School District GO	4.000%	8/1/2048	555	529
					1,487,631
Colorado (2.0%)
[2]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2050	6,125	6,591
[2]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2054	3,895	4,167
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2031	1,515	1,516
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2038	1,370	1,424
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2039	1,000	1,032
	Adams County CO COP	4.000%	12/1/2054	1,000	907
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	7,130	7,507
	Aurora CO Sewer Revenue (Interceptor Pipeline Project)	4.000%	8/1/2053	4,495	4,215
	Aurora CO Water Revenue	4.000%	8/1/2054	3,855	3,560
	Berthoud CO COP	4.000%	12/1/2049	5,925	5,239
[2]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2041	1,980	2,217
[2]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2042	2,160	2,390
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	2,000	2,206
[2]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	1,770	1,932
[2]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2044	1,200	1,295
[2]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2045	1,250	1,334
[2]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2046	2,375	2,510
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	1,360	1,431
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2055	1,870	1,955
	Boulder CO COP	5.000%	11/1/2043	3,615	3,969
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/2046	2,850	2,723
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	5,630	5,356
	Broomfield CO City & County COP	5.000%	2/1/2044	850	923
	Broomfield CO City & County COP	5.000%	2/1/2046	1,500	1,589
	Broomfield CO City & County COP	5.000%	2/1/2047	1,500	1,581
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2050	1,180	1,068
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/2048	1,300	1,360
[4]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	2,581	2,585
	Colorado COP	6.000%	12/15/2040	5,000	5,827
	Colorado COP	6.000%	12/15/2041	3,570	4,145
	Colorado COP	5.000%	3/15/2043	1,250	1,368
	Colorado COP	5.000%	3/15/2045	1,250	1,336
	Colorado COP	4.000%	3/15/2046	4,530	4,301
	Colorado COP	5.000%	3/15/2046	1,500	1,589
	Colorado COP	5.000%	11/1/2053	2,300	2,402
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/2038	1,000	1,031
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/2048	2,500	2,189
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2055	5,000	4,850
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2051	750	613
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2061	1,350	1,052
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2043	4,750	4,816
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,020	1,095
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,550	1,734
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,200	1,273
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,235	2,459
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,750	1,885
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2042	1,500	1,373
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	2,000	2,134
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	20,850	18,757
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2052	8,900	8,068
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/2026	1,010	1,028
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2048	1,000	855
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/2048	850	859
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.750%	5/1/2050	725	728
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	1,760	2,016
[3]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	2,305	2,594
	Colorado School of Mines College & University Revenue	5.250%	12/1/2053	6,000	6,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2039	1,000	1,082
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2041	1,170	1,301
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2042	1,665	1,829
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,180	1,281
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,060	1,151
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	4,300	3,930
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2052	4,000	4,206
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2053	15,675	16,559
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2055	34,400	36,539
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/2043	1,295	1,339
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/2048	1,250	1,314
[1]	Colorado Water Resources & Power Development Authority Sewer Revenue	5.000%	9/1/2055	1,730	1,773
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2042	1,600	1,783
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2043	1,630	1,797
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2044	1,085	1,181
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2054	9,645	10,046
	Denver City & County School District No. 1 GO	3.000%	12/1/2043	2,565	2,159
	Denver City & County School District No. 1 GO	5.000%	12/1/2045	1,240	1,314
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	3,500	3,203
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	6.000%	12/1/2055	1,000	1,070
[4]	DIATC Metropolitan District GO	5.000%	12/1/2039	1,000	1,006
	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2042	500	557
	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2043	500	550
	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2044	500	543
	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2045	525	563
	Durango CO Sales & Use Tax Sales Tax Revenue	5.250%	12/1/2050	900	966
	Durango CO Sales & Use Tax Sales Tax Revenue	5.250%	12/1/2055	900	960
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	4,120	3,759
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	6,560	5,814
	Eagle County School District No. Re50J GO	4.000%	12/1/2041	2,535	2,598
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/2038	1,070	1,175
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/2041	2,150	2,313
	El Paso County School District No. 3 Widefield GO	5.250%	12/1/2055	4,445	4,700
	Grand County School District No. 2 East Grand GO	4.000%	12/1/2039	1,390	1,422
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2042	1,000	1,084
[1]	Gypsum CO Sewer Revenue	4.000%	12/1/2049	1,345	1,239
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2054	8,675	8,938
	Independence Metropolitan District No. 3 GO	5.375%	12/1/2054	1,540	1,533
	Jefferson County School District R-1 GO	4.000%	12/15/2037	2,220	2,294
[1]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	3,906	3,653
	Montrose CO COP (Public Works Facility Project)	5.000%	12/1/2055	1,060	1,077
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2042	1,150	1,230
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2043	2,500	2,646
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2044	2,500	2,624
	Parker CO Water & Sanitation District Water Revenue	4.000%	11/1/2052	12,800	11,577
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/2046	1,000	1,046
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2035	1,860	2,006
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2036	2,850	3,060
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2038	4,440	4,731
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/2054	1,250	1,292
	University of Colorado College & University Revenue	4.125%	6/1/2045	1,000	986
	University of Colorado College & University Revenue	4.000%	6/1/2048	4,900	4,593
	University of Colorado College & University Revenue	4.000%	6/1/2051	1,000	906
	University of Colorado College & University Revenue	5.250%	6/1/2051	1,450	1,548
	University of Colorado College & University Revenue	4.250%	6/1/2055	4,000	3,806
	University of Colorado College & University Revenue	5.250%	6/1/2055	14,400	15,330
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2036	4,155	4,476
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	3,000	3,130
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	3,015	3,127
	Weld County School District No. RE-4 GO	5.000%	12/1/2042	2,145	2,324
					375,257
Connecticut (0.6%)
	Connecticut GO	3.000%	1/15/2033	1,090	1,096
	Connecticut GO	3.000%	6/1/2038	2,000	1,868
	Connecticut GO	3.000%	1/15/2039	4,710	4,361
[2]	Connecticut GO	5.000%	4/15/2039	5,050	5,348
	Connecticut GO	3.000%	1/15/2040	4,790	4,325
	Connecticut GO	3.000%	11/15/2042	1,600	1,411
	Connecticut GO	5.000%	3/15/2043	385	423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	5.000%	8/15/2043	9,530	10,517
	Connecticut GO	3.000%	11/15/2043	1,000	861
	Connecticut GO	5.000%	3/15/2044	225	245
	Connecticut GO	5.000%	8/15/2044	5,000	5,460
	Connecticut GO	5.000%	3/15/2045	215	232
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2045	1,000	1,010
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	2,070	2,052
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	3,280	3,567
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	2,570	2,863
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,250	2,356
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	4,500	4,688
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	6,280	7,042
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	6,155	6,813
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	860	935
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	1,430	1,539
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	2.850%	2/2/2026	9,300	9,300
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,250	1,258
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,830	1,743
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	6,775	7,171
	Metropolitan District GO	5.000%	7/15/2036	1,750	1,835
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	3,690	3,849
[4]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	4,000	4,000
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/2042	1,250	1,269
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.500%	10/1/2055	1,000	1,021
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.250%	10/1/2060	600	601
	University of Connecticut College & University Revenue	5.000%	8/15/2042	1,000	1,096
	University of Connecticut College & University Revenue	5.000%	8/15/2043	700	760
					102,915
Delaware (0.4%)
[4]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	9,913	8,545
	Delaware GO	4.000%	5/1/2041	8,000	8,298
	Delaware GO	4.000%	5/1/2043	13,140	13,320
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	4,790	4,877
[3]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,480	1,628
[3]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2043	3,835	4,162
[3]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,025	2,178
[3]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	3,140	3,336
[3]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	3,645	3,838
[3]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	5,605	5,835
	University of Delaware College & University Revenue	5.000%	11/1/2041	1,620	1,868
	University of Delaware College & University Revenue	5.000%	11/1/2041	2,490	2,872
	University of Delaware College & University Revenue	5.000%	11/1/2041	2,500	2,819
	University of Delaware College & University Revenue	5.000%	11/1/2042	1,840	2,094
	University of Delaware College & University Revenue	5.000%	11/1/2042	3,705	4,119
	University of Delaware College & University Revenue	5.000%	11/1/2043	1,000	1,121
	University of Delaware College & University Revenue	5.000%	11/1/2043	2,090	2,343
	Wilmington DE GO	5.000%	1/1/2043	2,560	2,814
					76,067
District of Columbia (1.7%)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2050	1,500	1,401
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2055	1,000	920
	District of Columbia College & University Revenue	3.000%	4/1/2040	700	608
	District of Columbia College & University Revenue	3.000%	4/1/2041	750	636
	District of Columbia College & University Revenue	5.000%	4/1/2046	1,500	1,512
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	5,475	6,254
	District of Columbia GO	5.000%	10/15/2037	5,000	5,300
	District of Columbia GO	5.000%	10/15/2038	3,105	3,280
	District of Columbia GO	5.000%	6/1/2042	8,555	8,717
	District of Columbia GO	5.000%	6/1/2043	1,000	1,027
	District of Columbia GO	5.000%	10/15/2044	25,000	25,799
	District of Columbia Income Tax Revenue	5.000%	6/1/2037	6,000	6,979
	District of Columbia Income Tax Revenue	5.000%	3/1/2040	2,605	2,779
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	1,680	1,834
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	11,485	11,884
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	7,875	8,331
	District of Columbia Income Tax Revenue	5.000%	6/1/2050	29,430	30,691
	District of Columbia Income Tax Revenue	5.250%	6/1/2050	1,900	2,028
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2039	3,500	3,585
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	1,000	1,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	1,625	1,759
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2045	1,500	1,604
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	1,250	1,284
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2035	2,000	2,040
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	1,735	1,616
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	39,740	34,796
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	13,300	11,738
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	35,325	30,230
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2038	500	511
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2040	1,170	1,182
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	1,400	1,341
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	4,000	4,109
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	2,540	2,596
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	4,000	3,552
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	1,330	1,466
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2044	3,860	4,083
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2046	2,295	2,135
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	6,325	6,529
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2050	6,500	6,880
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	6,405	6,676
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	4,155	4,264
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	15,000	15,644
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	18,295	18,751
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	20,600	21,991
					311,437
Florida (3.9%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	1,200	1,021
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	2,500	2,128
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	10,000	8,731
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	3,295	3,668
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	5,500	6,044
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	1,000	1,000
	Cape Coral FL Sewer Revenue	5.000%	9/1/2043	1,000	1,082
[2]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/2048	1,250	1,326
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2033	1,500	1,591
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/2056	11,430	9,759
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2049	3,270	2,935
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2054	1,400	1,234
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2049	1,000	819
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2055	845	788
[4]	Capital Trust Authority Charter School Aid Revenue	5.125%	6/15/2050	500	458
[4]	Capital Trust Authority Charter School Aid Revenue	6.250%	6/15/2053	4,250	4,319
[4]	Capital Trust Authority Charter School Aid Revenue	6.375%	6/15/2058	3,600	3,668
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.000%	6/15/2034	610	643
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.625%	6/15/2044	405	412
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.000%	6/15/2054	1,050	1,064
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.125%	6/15/2060	1,000	1,015
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	3,000	2,544
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2042	500	557
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2043	750	824
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2044	700	763
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2043	8,930	9,117
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2045	18,515	16,215
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2038	1,000	1,016
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2039	1,050	1,063
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2040	1,135	1,139
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2041	1,100	1,101
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	2,570	2,648
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2043	8,260	8,325
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2054	560	544
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2059	600	578
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2051	395	371
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2051	905	850
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2051	3,000	2,751
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2042	1,500	1,573
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2042	615	665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	1,110	1,153
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	720	770
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	1,000	1,031
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	1,070	1,130
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2045	440	460
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/2055	5,000	5,053
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	485	537
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2035	350	360
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2036	400	412
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2037	400	409
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/2039	785	734
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	3,145	3,481
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	3,090	3,467
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	2,790	3,131
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	5,600	5,681
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	4,750	5,136
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2048	5,335	5,830
	Fort Myers FL Utility System Water Revenue	5.500%	10/1/2049	5,000	5,383
[8]	Freddie Mac Pool	3.300%	8/1/2039	4,887	4,571
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2033	6,075	6,315
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2036	8,235	8,520
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/2054	3,275	3,314
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.800%	5/1/2054	1,000	1,002
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/2055	750	731
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	2/2/2026	5,140	5,140
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2036	1,070	1,109
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	8,945	9,213
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2034	5,955	5,922
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2035	6,135	6,044
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2046	4,330	3,306
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	13,130	13,408
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2051	2,685	2,439
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2045	2,000	1,810
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2050	14,725	12,513
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	1,065	1,091
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2035	2,015	2,033
	Kissimmee FL Miscellaneous Revenue	5.000%	10/1/2054	19,695	20,373
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2048	2,000	2,141
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,290	1,376
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,475	1,554
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,195	2,289
	Lee County School Board COP	5.000%	8/1/2042	8,315	9,115
	Lee County School Board COP	5.000%	8/1/2044	2,800	3,005
	Lee County School Board COP	5.000%	8/1/2045	1,690	1,796
	Lee County School Board COP	4.000%	8/1/2046	1,165	1,087
	Manatee County FL Appropriations Revenue	5.500%	10/1/2053	8,870	9,525
	Marco Island FL Sales Tax Revenue	2.000%	10/1/2037	1,020	810
[2]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/2031	1,635	1,638
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.250%	1/1/2049	8,000	8,453
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2032	2,905	3,012
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2033	1,500	1,551
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2034	1,640	1,693
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2035	1,770	1,818
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2036	3,390	3,511
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2037	3,000	3,108
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/2053	25,245	26,244
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2042	8,810	9,859
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2043	17,560	19,377
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2040	4,420	4,530
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	3,600	3,716
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2039	2,250	2,280
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2040	5,405	5,450
	Miami-Dade County FL GO	5.000%	7/1/2037	4,465	4,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL GO	5.000%	7/1/2038	5,735	6,137
	Miami-Dade County FL GO	2.375%	7/1/2040	955	758
	Miami-Dade County FL GO	5.000%	7/1/2043	1,385	1,448
	Miami-Dade County FL GO	5.000%	7/1/2048	5,000	5,245
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	3,370	3,462
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	3,775	3,868
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	12,610	12,905
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	15,000	16,004
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2038	3,680	3,764
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	1,750	770
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2054	3,645	3,749
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/2037	4,885	4,747
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	3,225	3,310
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2045	5,000	5,219
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	4,265	3,862
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	1,070	958
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,860	5,081
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,722
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2048	10,000	9,172
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	15,000	13,449
	Miami-Dade FL GO	5.000%	7/1/2046	1,020	1,043
	Mirada Community Development District Special Assessment Revenue	6.000%	5/1/2055	1,285	1,295
	Monroe County FL Sales Tax Revenue	5.000%	4/1/2046	5,600	5,852
[4]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/2054	990	946
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/2054	580	591
[4]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2055	690	701
[4]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2060	690	699
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	21,615	18,627
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2056	23,460	24,289
[1]	Orlando FL Miscellaneous Revenue	5.250%	11/1/2044	3,225	3,522
[1]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2055	15,000	15,979
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2036	2,335	2,408
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2038	3,160	3,246
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/2031	6,000	7,103
	Osceola County Expressway Authority Highway Revenue, Prere.	6.250%	10/1/2031	7,540	8,965
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	250	260
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2038	250	258
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2039	250	257
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	9,455	8,172
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	1,000	1,012
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2053	1,500	1,474
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.250%	6/1/2059	3,625	3,621
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	5,750	5,069
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2056	1,800	1,464
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2047	470	471
	Palm Beach County School District COP	5.000%	8/1/2039	1,000	1,108
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	10,000	10,833
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2037	1,030	1,176
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2038	885	1,003
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2039	1,390	1,566
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2040	3,090	3,452
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2044	3,725	4,010
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/2054	8,000	8,598
[1]	Pasco County School Board COP	5.000%	8/1/2043	5,840	6,161
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/2048	3,285	3,155
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.125%	12/15/2053	2,355	2,263
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/2042	12,000	12,196
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	6,000	5,214
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/2049	6,850	6,383
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/2054	3,150	3,004
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	5,220	4,398
	St. Lucie County FL Miscellaneous Revenue	4.250%	10/1/2044	2,415	2,449
[1]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/2053	10,000	10,358
	Tallahassee FL Utility System Water Revenue	5.250%	10/1/2055	6,000	6,350
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2045	4,735	4,856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2035	400	284
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2037	2,010	1,302
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2038	3,000	1,850
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2041	1,200	631
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2042	1,150	563
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	2,150	849
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	395	394
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	5,215	5,390
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	1,500	1,550
					727,410
Georgia (2.8%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2038	10,270	11,253
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2043	16,775	17,540
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2040	2,500	2,503
	Atlanta GA Airport Customer Facility Charge Port, Airport & Marina Revenue	5.500%	7/1/2050	20,500	22,159
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2039	1,000	1,121
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	1,450	1,604
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	2,085	2,279
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2043	1,840	1,987
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	4,473	4,595
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	1,335	1,341
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2038	1,000	1,016
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2040	2,000	2,023
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2041	1,000	1,011
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	1,000	1,007
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2055	10,330	10,620
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	3,275	3,290
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2039	955	1,023
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	3.000%	7/1/2041	1,000	836
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2042	1,000	996
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	10,000	8,710
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2045	1,690	1,850
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	5,015	5,438
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	3,560	3,848
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.750%	4/1/2053	5,205	5,573
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2033	1,370	1,415
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2038	1,250	1,265
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2039	1,430	1,442
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2040	1,000	1,001
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2041	1,000	996
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/2034	785	789
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/2035	1,000	1,004
[6]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2026	485	490
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2041	1,250	1,369
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2044	6,180	6,713
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2055	12,960	13,434
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	7,945	8,067
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	6,205	6,289
	Douglasville-Douglas County Water & Sewer Authority Water Revenue	5.000%	6/1/2048	2,340	2,467
[8]	Freddie Mac Pool	3.700%	9/1/2038	1,595	1,530
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2031	1,875	1,884
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2049	5,000	4,454
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/2045	1,825	1,449
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2051	4,000	3,242
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2056	5,650	4,453
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2035	1,625	1,683
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2036	4,945	5,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2048	1,310	1,341
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	4,865	5,005
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2064	5,790	5,968
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/2046	3,215	2,494
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2052	4,135	3,837
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/2049	7,500	5,667
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/2051	2,750	2,034
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,270	1,307
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2028	1,450	1,509
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	1,250	1,382
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	20,190	20,306
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	2,265	2,301
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	7,335	7,474
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	3,625	3,704
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	22,675	24,009
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	38,075	40,473
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	6,325	6,701
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	2,115	2,266
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	22,370	23,962
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	21,000	22,702
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	21,820	23,390
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	33,220	35,937
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	12,715	13,730
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	9,280	9,995
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2034	5,420	5,399
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	2,500	2,377
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2038	4,335	4,055
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2055	13,610	14,188
[4]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	20,000	23,216
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	8,030	9,345
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2044	1,440	1,586
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2045	750	680
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2037	1,000	1,023
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2040	1,030	1,033
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/2034	5,000	5,019
					519,544
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	780	853
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2039	800	871
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2040	650	701
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2041	780	829
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	100	109
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2042	975	1,027
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	150	162
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	210	228
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	150	161
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	150	160
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2040	2,050	2,152
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	3,785	3,855
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,235	1,204
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,000	1,109
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	2,820	3,109
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	121
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	1,350	1,374
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	270	295
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2040	650	700
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	385	396
					19,416
Hawaii (0.3%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2049	5,920	6,278
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,135	2,294
	Hawaii GO	4.000%	10/1/2031	6,770	6,823
	Hawaii GO	5.000%	1/1/2037	18,720	19,466
	Hawaii GO	5.000%	1/1/2038	7,015	7,280
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2038	2,770	2,927
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2039	3,155	3,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2040	2,565	2,688
	Honolulu City & County Board of Water Supply Water Revenue	3.000%	7/1/2051	5,920	4,305
	Honolulu HI City & County GO	5.000%	7/1/2044	1,000	1,079
	Honolulu HI City & County GO	5.000%	7/1/2045	1,000	1,069
	Honolulu HI City & County GO	5.000%	7/1/2046	1,000	1,062
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2036	2,510	2,578
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	2,605	3,050
	Maui County HI GO	4.000%	3/1/2037	685	712
					64,936
Idaho (0.3%)
[4]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/2053	805	818
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/2033	1,300	1,202
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2036	4,200	4,425
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2037	3,060	3,213
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/2044	6,630	6,632
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/2047	14,180	14,249
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2038	2,500	2,542
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2039	2,450	2,481
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/2049	3,500	3,264
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	5,250	5,841
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/2048	6,600	6,220
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2051	1,595	1,717
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2057	3,105	3,329
					55,933
Illinois (5.2%)
[4]	Affordable Housing Tax-Exempt Bond Pass-Thru Trust Local or Guaranteed Housing Revenue TOB	6.000%	10/5/2040	4,466	4,514
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/2028	550	516
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2033	1,000	1,034
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/2034	2,000	2,084
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2034	1,000	1,029
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2035	1,290	1,324
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2036	1,575	1,612
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	1,250	1,343
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	1,250	1,319
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	1,000	1,076
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	1,095	1,166
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	4,640	4,714
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	22,125	23,247
[6]	Chicago Board of Education GO	0.000%	12/1/2030	5,000	4,212
[6]	Chicago Board of Education GO	0.000%	12/1/2031	15,000	12,130
[6,9]	Chicago Board of Education GO	0.000%	12/1/2031	2,435	2,015
[1]	Chicago Board of Education GO	5.000%	12/1/2031	625	653
[1]	Chicago Board of Education GO	5.000%	12/1/2032	1,500	1,563
	Chicago Board of Education GO	5.000%	12/1/2032	1,400	1,443
	Chicago Board of Education GO	5.125%	12/1/2032	1,250	1,250
	Chicago Board of Education GO	5.000%	12/1/2033	1,560	1,603
	Chicago Board of Education GO	5.000%	12/1/2034	1,000	1,024
[1]	Chicago Board of Education GO	5.000%	12/1/2035	1,000	1,034
	Chicago Board of Education GO	5.000%	12/1/2036	2,800	2,836
	Chicago Board of Education GO	4.000%	12/1/2039	12,250	11,525
	Chicago Board of Education GO	5.000%	12/1/2039	750	750
	Chicago Board of Education GO	4.000%	12/1/2040	1,250	1,157
	Chicago Board of Education GO	6.000%	12/1/2043	4,520	4,783
	Chicago Board of Education GO	6.000%	12/1/2043	2,055	2,175
	Chicago Board of Education GO	6.000%	12/1/2044	6,205	6,517
	Chicago Board of Education GO	4.000%	12/1/2047	3,000	2,449
	Chicago Board of Education GO	5.000%	12/1/2047	2,880	2,706
	Chicago Board of Education GO	5.875%	12/1/2047	10,000	10,236
	Chicago Board of Education GO	6.000%	12/1/2049	27,500	28,252
	Chicago Board of Education GO	5.750%	12/1/2050	20,000	20,187
	Chicago Board of Education GO	6.250%	12/1/2050	43,710	46,259
	Chicago IL GO	5.000%	1/1/2028	1,495	1,535
	Chicago IL GO	5.000%	1/1/2033	3,920	4,134
[6]	Chicago IL GO	0.000%	1/1/2034	1,000	752
	Chicago IL GO	5.000%	1/1/2034	9,750	10,512
	Chicago IL GO	4.000%	1/1/2035	2,500	2,483
	Chicago IL GO	5.000%	1/1/2035	6,000	6,477
	Chicago IL GO	5.500%	1/1/2039	1,230	1,310
	Chicago IL GO	4.000%	1/1/2040	11,457	10,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.500%	1/1/2040	1,000	1,060
	Chicago IL GO	5.500%	1/1/2040	8,350	9,091
	Chicago IL GO	5.500%	1/1/2041	4,000	4,146
	Chicago IL GO	5.500%	1/1/2041	3,360	3,624
	Chicago IL GO	5.500%	1/1/2043	1,000	1,025
	Chicago IL GO	5.000%	1/1/2044	15,430	15,380
	Chicago IL GO	6.000%	1/1/2044	820	888
	Chicago IL GO	5.000%	1/1/2045	15,620	15,285
	Chicago IL GO	6.000%	1/1/2045	300	321
	Chicago IL GO	4.000%	1/1/2049	13,632	10,450
	Chicago IL GO	6.000%	1/1/2050	8,995	9,412
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2041	1,000	1,092
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	2,000	2,023
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	5,975	6,168
[1]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	17,145	18,073
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2044	8,025	8,608
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2045	5,500	5,840
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	5,000	5,387
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	3,000	3,074
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	2,300	2,346
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	25,000	25,599
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2038	1,100	1,117
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2040	1,700	1,864
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	8,785	9,831
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	12,000	12,184
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	12,000	12,299
	Chicago Park District GO	5.000%	1/1/2041	2,285	2,434
	Chicago Park District GO	5.000%	1/1/2042	1,290	1,362
	Chicago Park District GO	5.000%	1/1/2043	1,450	1,516
	Chicago Park District GO	5.000%	1/1/2044	1,290	1,337
	Chicago Park District GO	5.000%	1/1/2045	1,140	1,172
	Chicago Park District GO	5.000%	1/1/2047	1,750	1,789
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	1,115	1,193
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2044	1,140	1,211
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	23,000	23,676
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	9,335	8,117
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2040	1,100	1,188
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2041	1,060	1,143
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2042	1,025	1,094
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2043	1,515	1,599
	Cook County IL GO	5.000%	11/15/2031	450	498
	Cook County IL GO	5.000%	11/15/2032	295	325
	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	1,000	1,057
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	1,050	1,101
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	7,295	7,708
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2032	9,000	9,024
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2037	8,695	9,874
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2044	12,240	12,911
	Elmhurst Park District GO	4.250%	12/15/2049	8,380	8,118
[4]	Elwood IL GO	6.250%	3/1/2044	3,975	4,276
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2038	4,850	4,818
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2040	2,990	2,905
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	1,350	1,249
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2036	1,000	1,008
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	3,080	3,084
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	1,110	1,111
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2034	2,800	2,802
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,640	4,028
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,850	4,344
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	2,120	2,303
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	3,000	3,043
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	3,000	3,027
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	2,000	2,014
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	6,535	6,531
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	2,000	2,007
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,085	1,192
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	7,790	7,677
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	5,000	5,108
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2044	225	208
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2050	4,500	3,833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	2,555	2,189
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2055	4,800	4,032
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2056	815	698
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	3,190	3,546
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	8,145	9,172
[10]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	2/2/2026	2,800	2,800
	Illinois GO	4.000%	7/1/2037	7,410	7,458
	Illinois GO	5.250%	5/1/2038	1,570	1,725
	Illinois GO	4.000%	3/1/2039	1,550	1,533
	Illinois GO	5.250%	5/1/2039	6,205	6,762
	Illinois GO	5.500%	5/1/2039	1,000	1,075
	Illinois GO	4.000%	10/1/2039	6,665	6,554
	Illinois GO	5.250%	5/1/2040	4,555	4,921
	Illinois GO	5.250%	5/1/2041	6,705	7,179
	Illinois GO	4.000%	10/1/2041	1,465	1,413
	Illinois GO	5.500%	3/1/2042	3,000	3,250
	Illinois GO	5.250%	5/1/2042	6,345	6,761
	Illinois GO	4.000%	10/1/2042	2,930	2,796
	Illinois GO	5.250%	5/1/2043	4,430	4,684
	Illinois GO	5.000%	9/1/2043	15,000	15,801
	Illinois GO	5.125%	10/1/2043	4,500	4,725
	Illinois GO	4.000%	10/1/2044	5,000	4,626
	Illinois GO	5.750%	5/1/2045	3,000	3,171
	Illinois GO	5.500%	5/1/2047	8,805	9,248
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.150%	10/1/2041	720	538
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/2026	8,610	8,625
	Illinois Sales Tax Revenue	5.000%	6/15/2027	3,145	3,170
	Illinois Sales Tax Revenue	5.000%	6/15/2042	5,000	5,356
	Illinois Sales Tax Revenue	5.000%	6/15/2042	15,000	16,212
	Illinois Sales Tax Revenue	5.000%	6/15/2043	15,000	15,997
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	1,210	1,249
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2040	3,200	3,242
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	11,000	11,013
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	5,230	5,185
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	2,345	2,496
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	5,750	5,925
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	6,665	6,949
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	6,960	7,496
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	1,110	1,008
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2047	8,475	8,968
	Kane Cook & DuPage Counties School District No. U-46 Elgin GO	4.000%	1/1/2041	1,490	1,490
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2034	150	158
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2035	500	523
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	17,500	14,816
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	17,500	14,560
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	7,500	6,127
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2033	7,500	5,899
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	10,350	7,987
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	4,870	3,609
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	4,000	2,898
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	4,500	2,824
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	15,000	8,196
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	12,270	11,927
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	8,000	3,546
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	7,240	6,362
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	15,490	13,098
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	5,000	4,947
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2037	3,055	3,079
	Metropolitan Pier & Exposition Authority Miscellaneous Revenue	5.250%	6/15/2044	5,000	4,839
[2]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	11,500	3,264
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2046	3,000	2,783
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2051	4,740	4,270
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	5,420	5,541
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	3,205	3,566
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,000	1,146
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	1,000	1,061
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	1,765	1,859
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2039	4,350	4,801
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2032	16,500	13,580
	Will County School District No. 122 GO	4.000%	10/1/2032	1,000	1,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Will County School District No. 122 GO	4.000%	10/1/2033	1,390	1,456
					982,537
Indiana (0.6%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2039	1,250	1,401
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/2040	1,260	1,423
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/2041	1,000	1,125
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,250	1,359
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2038	3,000	3,095
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.500%	9/1/2050	7,535	7,962
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.500%	9/1/2055	3,000	3,154
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2041	1,225	1,312
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	3,500	3,857
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	5,160	5,620
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2043	1,200	1,255
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	3,870	4,168
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2044	1,200	1,243
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2044	4,150	4,526
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	10,000	10,083
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	5,540	6,326
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	7,435	8,255
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2038	1,905	1,742
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2040	1,000	1,120
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2044	1,000	1,078
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2045	625	667
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2044	1,000	1,050
	Indiana University College & University Revenue	5.000%	6/1/2044	1,000	1,012
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2043	1,000	1,131
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2048	4,130	4,571
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/2035	4,100	4,569
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2042	1,795	1,937
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2043	2,415	2,582
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2044	2,000	2,124
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	4,595	4,803
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2036	1,805	1,761
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2037	1,860	1,766
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2038	1,500	1,397
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2040	1,000	901
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,235	1,351
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	950	1,039
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	945	1,023
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,000	1,083
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	955	1,025
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	650	697
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	1,325	1,394
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	930	979
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	3,765	4,002
					112,968
Iowa (0.1%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2048	5,000	4,715
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/2055	1,140	1,181
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/2059	3,075	2,888
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	1,025	1,042
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	1,105	1,162
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2045	3,375	2,945
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	5,450	4,538
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	4,250	3,588
					22,059
Kansas (0.4%)
[2]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2043	750	808
[2]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2045	1,125	1,190
[2]	Butler County Unified School District No. 402 Augusta GO	5.500%	9/1/2050	13,590	14,406
[1]	Johnson County Unified School District No. 231 Gardner - Edgerton GO	5.000%	10/1/2037	1,500	1,727
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2030	5,000	5,043
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2031	4,000	4,032
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2038	8,000	9,245
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,822
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2050	8,005	8,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/2055	19,220	20,069
					69,621
Kentucky (1.1%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	375	373
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	375	370
[2]	Fayette County KY School District GO	4.125%	6/1/2050	31,610	29,497
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2035	5,025	5,043
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	4,000	4,484
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/2040	1,485	1,605
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,000	1,054
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2035	725	761
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	7,250	7,599
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	14,915	15,031
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	1,105	1,122
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	30,015	31,938
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	17,255	18,279
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	2,825	2,848
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	2,875	3,107
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	17,995	19,387
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.450%	7/1/2034	2,010	2,353
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	10,000	11,304
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2035	1,000	1,017
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2040	905	1,012
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2042	1,150	1,299
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2041	1,565	1,566
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,110	1,072
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,500	1,585
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/2052	13,730	13,414
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,000	1,025
	University of Kentucky College & University Revenue	3.750%	4/1/2034	2,730	2,869
	University of Kentucky College & University Revenue	4.000%	4/1/2035	5,000	5,003
	University of Kentucky College & University Revenue	4.000%	4/1/2036	3,845	3,847
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,385	1,492
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	1,560	1,662
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	1,500	1,582
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2049	2,000	2,080
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2054	10,700	11,065
					207,745
Louisiana (0.6%)
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2048	1,950	2,007
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2050	3,355	3,534
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2054	3,175	3,335
[8]	Freddie Mac Pool	3.650%	12/1/2037	3,915	3,759
[8]	Freddie Mac Pool	3.550%	1/1/2040	5,000	4,805
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2032	1,580	1,645
[1]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/2032	1,520	1,548
[1]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/2034	1,190	1,209
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2050	1,335	1,462
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2055	1,930	2,108
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,715	3,797
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Loop Common Project)	4.500%	7/1/2042	2,264	2,295
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	2,120	2,123
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2030	13,065	13,895
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.375%	6/15/2053	4,250	4,300
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.150%	6/15/2055	2,955	3,005
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2059	1,085	1,088
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.500%	6/15/2059	4,085	4,148
[1]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2065	5,800	5,996
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,380	2,501
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,500	2,619
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,630	2,746
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	17,455	18,035
[1]	Shreveport LA GO	5.000%	3/1/2049	1,000	1,027
[1]	Shreveport LA GO	5.000%	3/1/2054	1,255	1,280
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2036	1,305	1,345
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2037	1,510	1,554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2041	2,000	2,050
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	1,625	1,622
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	1,530	1,538
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/2035	1,710	1,775
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	1,025	1,042
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2037	1,105	1,118
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2039	745	745
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2042	965	924
					107,980
Maine (0.4%)
	Bar Harbor ME GO	5.000%	9/1/2054	2,370	2,480
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2044	1,415	1,523
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2050	1,375	1,460
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2055	5,500	5,779
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/2035	895	896
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/2036	1,000	991
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2033	5,000	5,223
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2046	1,250	1,094
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2051	4,820	4,058
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	7,500	7,720
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,450	2,739
[3]	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	1,325	1,492
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2037	1,640	1,698
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2038	3,155	2,962
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2039	3,310	3,062
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2040	1,000	905
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2050	1,745	1,607
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	1,355	1,380
	University of Maine System College & University Revenue	5.500%	3/1/2052	4,475	4,699
	University of Maine System College & University Revenue	5.500%	3/1/2057	5,845	6,128
	University of Maine System College & University Revenue	5.500%	3/1/2062	7,640	8,010
					65,906
Maryland (1.0%)
	Baltimore County MD GO	5.000%	3/1/2049	3,320	3,504
	Frederick County MD Tax Increment/Allocation Revenue (Oakdale-lake Linganore Project)	3.750%	7/1/2039	1,410	1,340
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/2041	4,960	5,098
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	3,335	3,391
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/2050	5,895	5,877
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	4,950	5,155
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	2,370	2,533
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2032	3,650	3,670
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.000%	6/1/2052	15,000	15,521
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	4.000%	9/1/2050	1,700	1,366
	Maryland GO	5.000%	6/1/2039	1,650	1,884
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	2,000	2,168
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	300	317
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	3,140	3,204
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	155	155
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	3,405	3,420
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2039	3,435	3,426
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	5,985	5,322
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2050	3,010	2,623
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2051	1,000	1,015
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2052	2,500	2,603
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2054	4,250	4,316
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	10,360	10,887
[1]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	3,305	3,509
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2036	3,135	3,573
[4,11]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.820%	7/1/2041	13,640	13,640
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	1,010	1,068
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	1,740	1,805
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2038	1,090	1,122
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	1,500	1,534
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2040	2,000	2,028

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	5,810	5,224
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2050	3,000	3,187
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2037	1,500	1,430
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/2038	1,750	1,788
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2040	3,710	3,341
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2046	3,065	3,231
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2047	10,685	8,295
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2037	5,000	5,111
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2050	5,385	5,017
Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/2049	3,090	3,133
Prince George's County MD COP	5.000%	10/1/2043	15,780	16,220
Prince George's County MD GO	5.000%	7/15/2039	2,805	2,933
Prince George's County MD GO	5.000%	7/15/2040	1,500	1,565
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2042	9,630	9,848
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2042	1,065	1,089
				188,486
Massachusetts (3.5%)
Ashland MA GO	3.000%	8/1/2047	4,000	3,138
Ashland MA GO	3.000%	8/1/2052	3,500	2,620
Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2047	3,000	2,878
Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2052	1,855	1,729
Commonwealth of Massachusetts GO	4.000%	9/1/2031	12,500	12,581
Commonwealth of Massachusetts GO	4.000%	9/1/2032	7,620	7,664
Commonwealth of Massachusetts GO	3.000%	2/1/2038	16,000	15,456
Commonwealth of Massachusetts GO	3.000%	11/1/2039	3,700	3,472
Commonwealth of Massachusetts GO	4.000%	2/1/2040	3,000	3,090
Commonwealth of Massachusetts GO	5.000%	6/1/2043	3,430	3,792
Commonwealth of Massachusetts GO	5.000%	11/1/2043	675	729
Commonwealth of Massachusetts GO	5.000%	12/1/2043	5,000	5,552
Commonwealth of Massachusetts GO	5.250%	1/1/2044	5,405	5,633
Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,800	3,011
Commonwealth of Massachusetts GO	5.000%	6/1/2044	2,395	2,619
Commonwealth of Massachusetts GO	5.000%	11/1/2044	5,000	5,354
Commonwealth of Massachusetts GO	5.000%	12/1/2044	2,245	2,464
Commonwealth of Massachusetts GO	5.000%	4/1/2045	1,245	1,344
Commonwealth of Massachusetts GO	5.000%	6/1/2045	2,520	2,724
Commonwealth of Massachusetts GO	5.000%	11/1/2045	3,890	4,129
Commonwealth of Massachusetts GO	5.000%	12/1/2045	1,000	1,085
Commonwealth of Massachusetts GO	5.000%	6/1/2046	3,170	3,395
Commonwealth of Massachusetts GO	5.000%	12/1/2046	10,870	11,606
Commonwealth of Massachusetts GO	5.000%	12/1/2046	4,640	4,983
Commonwealth of Massachusetts GO	3.000%	3/1/2048	3,280	2,521
Commonwealth of Massachusetts GO	3.000%	4/1/2048	12,500	9,601
Commonwealth of Massachusetts GO	5.000%	1/1/2049	13,390	13,982
Commonwealth of Massachusetts GO	3.000%	4/1/2049	3,980	3,009
Commonwealth of Massachusetts GO	5.000%	6/1/2049	10,785	11,331
Commonwealth of Massachusetts GO	5.000%	4/1/2050	7,500	7,849
Commonwealth of Massachusetts GO	5.000%	10/1/2051	4,450	4,610
Commonwealth of Massachusetts GO	5.000%	10/1/2052	10,150	10,479
Commonwealth of Massachusetts GO	5.000%	12/1/2053	7,850	8,125
Commonwealth of Massachusetts GO	5.000%	1/1/2054	44,060	45,440
Commonwealth of Massachusetts GO	5.000%	5/1/2054	41,055	42,385
Commonwealth of Massachusetts GO	5.000%	8/1/2054	21,850	22,577
Commonwealth of Massachusetts GO	5.000%	4/1/2055	10,330	10,695
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	5,500	5,692
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	35,000	36,385
East Longmeadow MA GO	4.000%	11/1/2049	7,510	7,078
Harvard MA GO	3.000%	8/15/2037	1,210	1,156
Hingham MA GO	3.000%	2/15/2036	810	798
Leominster MA GO	3.000%	3/1/2052	1,250	903
Lowell MA GO	2.000%	9/1/2039	1,445	1,121
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	11,360	12,114
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2047	2,540	2,668
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	10,000	10,602
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	18,795	17,196
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	6,075	6,400
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2054	15,920	16,844
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	5,000	5,314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	2,160	2,187
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	4,300	4,074
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,060	1,070
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	1,010	1,018
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	7,425	8,886
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	4,800	4,818
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	3,015	2,953
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	725	628
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	4,845	3,931
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	1,000	1,043
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	895	691
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	5,000	5,574
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	5,900	6,360
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	1,000	740
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	4,465	5,311
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	40	44
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	40	44
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	45	49
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	7,500	7,627
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	45	49
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,455	1,661
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	935	1,054
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	530	593
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	515	572
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	6,340	6,256
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	270	297
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,210	2,414
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	2,810	2,977
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	7,500	6,521
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	420	453
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	500	534
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	1,145	1,211
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	2,000	1,730
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	9,790	10,265
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	11,870	10,588
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	1,000	1,051
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	6,840	6,834
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2054	270	260
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2060	215	204
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	395	421
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	5,000	4,542
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	1,000	882
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/2054	7,530	6,209
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	1,075	1,308
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2038	5,000	4,688
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2050	3,185	3,324
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	3,100	3,300
	Massachusetts State College Building Authority College & University Revenue (Community College Program)	4.125%	5/1/2053	950	884
	Milford MA GO	2.250%	12/1/2044	2,000	1,431
	Milford MA GO	2.500%	12/1/2051	3,000	1,952
	Nashoba MA Regional School District GO	4.125%	6/15/2054	5,535	5,186
	New Bedford MA GO	4.000%	9/1/2052	1,960	1,826
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/2052	6,465	4,683
	Springfield MA GO	3.250%	3/1/2047	7,795	6,314
	Springfield MA GO	3.250%	3/1/2052	9,815	7,561
	Swampscott MA GO	3.000%	3/1/2052	2,855	2,099
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2046	3,700	3,537
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2047	1,000	944
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2054	23,770	21,760
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2037	3,210	3,405
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2038	3,000	3,171
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2039	6,015	6,342
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2046	1,395	1,320
	Waltham MA GO	3.000%	8/15/2042	1,165	1,026
	Waltham MA GO	3.000%	8/15/2043	1,195	1,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waltham MA GO	3.000%	8/15/2044	1,235	1,036
	Waltham MA GO	3.000%	8/15/2045	1,260	1,024
	Weymouth MA GO	2.000%	9/15/2041	1,180	885
[1]	Worcester MA GO	3.000%	2/1/2037	3,440	3,361
	Worcester MA GO	2.000%	2/1/2041	7,400	5,803
	Worcester MA GO	2.000%	2/1/2042	7,465	5,642
					657,391
Michigan (2.0%)
	Ann Arbor School District GO	3.000%	5/1/2032	5,975	6,021
	Ann Arbor School District GO	3.000%	5/1/2033	6,150	6,163
	Ann Arbor School District GO	3.000%	5/1/2035	6,525	6,413
	Ann Arbor School District GO	5.000%	5/1/2044	14,065	15,024
	Ann Arbor School District GO	5.000%	5/1/2045	4,765	5,019
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2043	2,250	2,298
[12]	East Lansing School District GO	5.000%	5/1/2039	1,000	1,019
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/2033	1,090	1,114
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/2036	1,055	1,075
[8]	Freddie Mac Pool	3.350%	10/1/2038	4,911	4,712
[8]	Freddie Mac Pool	4.400%	10/1/2040	5,098	5,220
[8]	Freddie Mac Pool	4.350%	4/1/2041	348	347
	Grand Rapids MI GO	5.000%	4/1/2044	1,000	1,081
	Grand Rapids MI GO	5.000%	4/1/2055	2,875	2,973
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2043	5,000	5,137
[1]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/2033	10,000	10,051
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2053	1,450	1,529
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2035	4,025	3,978
	Kalamazoo County MI GO	3.000%	5/1/2034	2,290	2,285
	Kalamazoo County MI GO	3.000%	5/1/2035	1,185	1,172
	Kalamazoo County MI GO	3.000%	5/1/2036	1,210	1,182
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2043	4,000	4,318
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	750	643
[12]	Lake Orion Community School District GO	4.000%	5/1/2035	1,000	1,060
[12]	Lake Orion Community School District GO	4.000%	5/1/2037	1,000	1,042
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	14,185	14,630
	Lansing Community College GO	3.000%	5/1/2049	3,755	2,808
[1]	Lapeer Community Schools GO	5.250%	5/1/2046	4,700	4,964
[12]	Linden Community School District GO	4.000%	5/1/2043	1,450	1,418
[12]	Linden Community School District GO	4.000%	5/1/2045	1,445	1,371
[12]	Mattawan MI Consolidated School District GO	5.000%	5/1/2054	2,000	2,069
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2046	6,750	5,826
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2050	5,300	4,434
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2045	1,000	788
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2050	1,000	736
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2036	2,750	3,053
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	2,000	2,012
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	8,080	8,217
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	17,355	17,622
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	9,290	9,394
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2051	21,080	18,623
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	2/28/2054	3,775	3,552
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2043	1,800	1,936
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2044	1,150	1,222
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	5,000	4,470
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	6,000	5,423
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	6,000	6,143
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,510	1,645
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	5,000	4,303
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2039	650	729
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2040	875	973
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2042	1,350	1,468
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2043	3,295	3,585
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2057	6,105	6,385
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2039	1,885	1,939
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/2051	13,310	9,702
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/2059	10,350	10,895
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,655	1,758
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,480	1,556
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2046	1,330	1,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2035	4,240	4,859
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/2032	1,000	998
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	1,620	1,700
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	7,035	7,593
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	10,760	11,753
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	6,895	7,635
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	12,575	14,046
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	15,000	16,743
	Michigan State University College & University Revenue	5.000%	2/15/2044	1,430	1,484
	Michigan State University College & University Revenue	5.000%	2/15/2044	2,750	2,988
	Michigan State University College & University Revenue	5.000%	2/15/2045	3,900	4,189
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	5,000	5,253
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	1,500	1,544
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/2044	2,995	3,328
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2046	4,300	4,527
	Oakland University College & University Revenue	5.000%	3/1/2041	1,000	1,081
	Oakland University College & University Revenue	5.000%	3/1/2042	2,805	3,005
	Oakland University College & University Revenue	5.000%	3/1/2043	3,700	3,922
	Rochester Community School District GO	3.000%	5/1/2033	1,000	1,001
	Royal Oak MI GO	5.000%	4/1/2043	2,600	2,662
[12]	Saginaw City School District GO	4.000%	5/1/2044	4,000	3,820
	Southfield MI GO	3.000%	5/1/2033	1,000	1,001
[12]	Southfield Public Schools GO	5.250%	5/1/2050	750	791
[12]	Southfield Public Schools GO	5.250%	5/1/2055	1,880	1,971
[2]	Trenton MI GO	5.000%	4/1/2050	3,270	3,363
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2050	7,500	8,103
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2038	300	325
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2039	385	415
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2040	325	348
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/2028	3,705	3,729
					382,090
Minnesota (1.0%)
	Duluth Independent School District No. 709 COP	4.000%	2/1/2027	1,200	1,201
[8]	Freddie Mac Pool	3.850%	1/1/2040	1,500	1,436
[8]	Freddie Mac Pool	3.900%	7/1/2040	5,701	5,595
	Hastings Independent School District No. 200 GO	0.000%	2/1/2029	3,515	3,200
	Hennepin County MN GO	5.000%	12/15/2038	6,000	6,322
	Mankato Independent School District No. 77 GO	4.000%	2/1/2041	3,000	3,034
	Martin County West Independent School District No. 2448 GO	4.000%	2/1/2043	4,870	4,927
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	5,000	4,223
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	2,585	2,809
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	2,000	2,147
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2052	10,000	10,279
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	1,225	1,332
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	2,000	2,155
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	1,750	1,865
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	4,790	5,048
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	1,665	1,739
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2054	4,000	4,118
	Minnesota GO	5.000%	8/1/2037	6,000	6,526
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/2034	500	506
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	1,000	1,023
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2038	3,895	3,969
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2052	10,000	6,797
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	5,000	5,008
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,860	1,995
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	865	936
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	1,525	1,668
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	4,585	5,173
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/2055	11,595	13,161
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,810	6,593
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,880	3,281
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	9,740	9,916
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2041	1,310	730
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2042	1,045	547
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2043	865	424
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2044	1,025	470
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2045	1,150	493
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2033	2,170	2,173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2034	2,245	2,236
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/2034	370	391
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/2029	5,690	5,218
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2042	11,000	11,107
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2034	2,975	2,959
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2035	1,925	1,898
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2036	3,250	3,130
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2041	1,500	1,624
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2054	6,540	6,641
	St. Paul Independent School District No. 625 COP	2.000%	2/1/2032	3,530	3,299
	St. Paul Independent School District No. 625 GO	4.000%	2/1/2038	1,000	1,050
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,030
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	3,430	3,180
	Virginia Independent School District No. 706 GO	3.000%	2/1/2035	2,465	2,437
					179,019
Mississippi (0.1%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.400%	2/2/2026	5,000	5,000
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.400%	2/2/2026	5,000	5,000
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.250%	2/2/2026	1,100	1,100
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2044	1,600	1,704
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2053	8,450	8,732
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2044	750	800
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2049	3,500	3,613
	Warren County MS Industrial Revenue	4.200%	5/1/2034	1,000	1,055
					27,004
Missouri (1.4%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	1,745	1,786
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	3,040	3,080
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/2046	1,500	1,166
[1]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/2032	4,425	4,421
	Independence MO School District GO	3.250%	3/1/2040	1,000	950
	Independence MO School District GO	3.250%	3/1/2041	1,000	927
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	1,000	1,004
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	5,205	5,223
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	2,478	2,539
	Kansas City MO GO	4.000%	2/1/2036	3,460	3,635
	Kansas City MO GO	4.000%	2/1/2037	1,000	1,043
	Kansas City MO GO	4.000%	2/1/2039	2,145	2,212
	Kansas City MO GO	4.000%	2/1/2042	1,795	1,815
	Kansas City MO GO	4.000%	2/1/2043	1,350	1,348
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2039	730	815
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2042	1,590	1,609
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2042	1,500	1,633
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2043	2,420	2,425
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2043	1,525	1,642
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2044	1,000	1,066
	Kansas City MO School District COP	5.000%	4/1/2044	6,805	7,161
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2034	2,660	3,025
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2044	5,010	5,276
	Kansas City MO Water Revenue	5.000%	12/1/2041	2,600	2,864
	Kansas City MO Water Revenue	5.000%	12/1/2048	2,000	2,090
	Little Blue Valley Sewer District Sewer Revenue	4.000%	9/1/2032	3,370	3,433
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/2035	3,705	3,699
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2046	3,130	3,147
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	3,400	3,838
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	2,385	2,740
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	3,400	2,967
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	17,240	16,216
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/2046	2,250	1,556
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2048	3,965	4,213
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	1,060	886
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2053	7,310	5,203
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2053	20,800	17,834
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2054	8,125	6,964
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	8,000	8,028
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	2/2/2026	47,700	47,700
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.550%	11/1/2050	2,000	1,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	930	931
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	1,035	1,031
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.400%	11/1/2051	2,560	1,711
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.000%	5/1/2052	720	713
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	5,130	5,139
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	3,290	3,437
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2038	4,750	5,410
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2039	1,380	1,560
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/2044	2,000	2,060
	Pattonville R-3 School District GO	5.250%	3/1/2041	1,150	1,256
	Pattonville R-3 School District GO	5.250%	3/1/2042	1,000	1,085
	Republic School District No. R-3 GO	4.000%	3/1/2042	3,075	3,109
	Republic School District No. R-3 GO	4.000%	3/1/2043	1,500	1,503
	Springfield MO Public Utility COP	4.000%	11/1/2047	4,310	4,044
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,250	1,344
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	1,760	1,798
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2049	5,000	5,287
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	5,000	5,248
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	2/2/2026	1,370	1,350
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	1,155	1,031
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	2/2/2026	1,185	1,168
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	1,000	892
[1]	St. Louis School District GO	5.000%	4/1/2040	6,670	7,255
[1]	St. Louis School District GO	5.000%	4/1/2041	5,915	6,400
					255,346
Montana (0.2%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	2,100	2,190
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	1,660	1,696
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2044	1,080	1,165
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2051	870	904
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2056	1,730	1,789
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/2033	1,685	1,712
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2055	2,995	3,285
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,370	1,394
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,120	1,138
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	1,200	1,216
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	1,500	1,376
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2050	2,050	2,157
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2055	3,610	3,783
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2043	1,020	840
[1]	Montana State Board of Regents College & University Revenue	5.000%	11/15/2050	10,570	10,941
					35,586
Multiple States (0.1%)
[4,8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	4,860	4,552
[8]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	8,020	7,708
[8,11]	Freddie Mac Multifamily ML Certificates	4.604%	6/25/2042	1,567	1,578
[8,11]	Freddie Mac Multifamily ML Certificates	4.783%	7/25/2042	1,296	1,324
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/2036	4,690	4,679
[4,8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.340%	7/25/2041	1,903	1,559
[8]	Freddie Mac Pool	4.300%	8/1/2042	1,696	1,702
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.730%	2/2/2026	2,300	2,300
					25,402
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	1,000	1,012
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	6,720	7,053
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2042	1,195	1,279
[14]	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	38,305	40,646
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	9,920	10,656
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,250	1,369
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	2,000	2,042
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	1,000	1,018
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	4,460	4,764
	Gretna Public Schools GO	3.000%	12/15/2046	1,000	773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,534
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	755	746
	Omaha NE Sewer Revenue	4.000%	4/1/2037	375	387
	Omaha Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	4/15/2042	1,180	1,303
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	1,010	1,049
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,000	1,025
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2046	9,075	9,356
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	5,000	4,603
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2051	1,430	1,295
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2052	28,415	29,767
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2053	8,190	8,590
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	14,535	15,411
[3]	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2045	1,345	1,441
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2037	6,250	5,972
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/2059	1,000	699
					153,790
Nevada (0.5%)
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	200	200
	Clark County NV Sales & Excise Sales Tax Revenue (Streets & Highway Project)	4.000%	7/1/2042	8,600	8,697
	Clark County School District GO	3.000%	6/15/2037	3,500	3,230
	Clark County School District GO	3.000%	6/15/2039	3,575	3,216
	Clark County School District GO	3.000%	6/15/2041	3,000	2,568
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	20,975	21,555
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/2028	425	440
	Las Vegas NV GO	4.000%	9/1/2032	8,860	8,870
	Las Vegas NV GO	4.000%	9/1/2033	9,220	9,229
	Las Vegas Valley Water District GO	4.000%	6/1/2037	2,000	2,084
	Las Vegas Valley Water District GO	4.000%	6/1/2038	1,670	1,730
	Las Vegas Valley Water District GO	2.000%	6/1/2039	3,000	2,407
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2041	3,120	3,205
[2]	North Las Vegas NV GO	3.000%	6/1/2031	1,845	1,854
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/2038	1,325	1,353
	Washoe County NV School District GO	4.000%	6/1/2040	4,000	4,138
	Washoe County NV School District GO	3.000%	6/1/2043	7,835	6,709
	Washoe County NV School District GO	4.000%	10/1/2044	3,855	3,774
	Washoe County NV School District GO	4.000%	10/1/2045	3,515	3,391
					88,650
New Hampshire (0.9%)
	Nashua NH GO	3.000%	10/1/2040	2,975	2,771
	Nashua NH GO	3.000%	10/1/2041	1,485	1,353
	Nashua NH GO	3.000%	10/1/2042	2,975	2,642
	Nashua NH GO	3.000%	10/1/2043	2,970	2,569
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue PUT	4.150%	10/1/2034	10,291	10,326
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	1,945	2,011
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	695	733
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	5,000	5,206
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2051	5,000	4,494
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	14,775	15,242
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	2,588	2,587
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	3,269	3,269
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	7,856	8,063
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	3,000	3,063
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	7,758	7,566
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	7,904	7,716
[11]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.167%	1/20/2041	7,652	7,644
[11]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.167%	1/20/2041	1,291	1,224
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	3,425	3,473
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.162%	10/1/2051	8,545	8,614
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	7,484	7,816
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	2,220	2,338
	New Hampshire Business Finance Authority Private Schools Revenue	4.000%	7/1/2051	3,625	3,329
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	4,230	4,499
	New Hampshire Business Finance Authority Revenue (Medical Center Hospital Projects)	6.000%	11/1/2055	8,000	7,521
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2038	500	504
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	1,415	1,252
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	10,000	9,897
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	1,460	1,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	1,125	945
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2042	1,045	847
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.250%	8/1/2055	20,000	20,629
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/2031	705	710
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/2032	1,010	1,017
					163,140
New Jersey (1.6%)
	Mahwah Township NJ GO	0.050%	1/15/2033	2,250	1,745
	Mercer County NJ GO	0.050%	2/15/2031	5,000	4,213
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	1,250	1,251
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2038	125	127
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2039	180	182
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2040	890	894
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2041	490	491
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2031	1,760	1,811
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/2032	1,850	1,872
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	1,500	1,739
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	1,000	1,143
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2034	350	351
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	2,080	2,176
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	6,560	7,708
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,095
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,435	1,559
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,500	1,618
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,000	3,216
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	335	314
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	180	166
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	285	259
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	220	197
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	6,415	5,473
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2052	3,285	2,765
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.300%	11/1/2026	11,355	11,418
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	2,045	2,048
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	6,520	6,801
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	12,000	11,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	4,340	4,379
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	7,000	5,940
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	2,435	2,523
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	17,000	13,981
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	3,045	3,246
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	1,505	1,599
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	2,000	1,448
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	1,395	1,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	1,835	1,877
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,380	875
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	3,665	3,721
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	2,000	1,132
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	1,810	1,812
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	1,260	1,355
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	7,000	7,273
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	6,480	6,780
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	21,010	19,212
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	4,315	4,537
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	2,250	2,344
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	5,000	5,060
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	10,300	9,937
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	2,750	2,035
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	6,850	6,264
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	5,000	5,744
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	2,000	2,277
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2040	9,000	9,095
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	7,250	7,431
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	1,545	1,726
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	8,535	9,345
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	1,500	1,755
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	4,000	3,781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	3,885	4,106
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	1,265	1,171
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	5,825	6,115
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	1,000	758
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	10,000	6,264
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	8,000	4,736
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	1,745	1,163
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	2,530	1,605
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	7,170	7,304
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	9,000	9,332
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2040	5,740	5,921
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	1,000	1,082
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	6,765	7,183
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	11,995	12,342
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,000	1,034
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	1,900	1,957
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	1,250	1,279
	Toms River Board of Education GO	3.000%	7/15/2029	1,500	1,457
	Toms River Board of Education GO	3.000%	7/15/2031	1,500	1,428
	Toms River Board of Education GO	3.000%	7/15/2032	1,500	1,408
					301,661
New Mexico (0.4%)
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	1,440	1,474
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	430	440
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	1,695	1,735
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	365	371
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2042	1,300	1,459
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2043	1,310	1,451
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2044	1,000	1,091
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2033	6,705	6,770
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2034	9,860	9,941
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,650	1,736
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2048	3,610	3,227
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (MTGE Class I Program)	4.250%	1/1/2050	1,055	1,069
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	26,585	28,352
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	1,000	1,007
[1]	University of New Mexico College & University Revenue	5.500%	6/1/2053	2,700	2,900
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	4.250%	5/1/2040	2,750	2,648
					65,671
New York (16.2%)
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2050	3,110	3,255
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/1/2055	4,120	4,352
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2045	1,055	392
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	1,850	1,859
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2045	1,000	1,000
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	3,985	4,070
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	11,500	11,642
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	14,530	13,053
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	7,725	6,930
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	11,000	11,075
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	10,090	10,572
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	13,940	13,984
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	8,070	6,012
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	4,715	4,314
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	3,000	2,198
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2042	7,000	7,647
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	5,000	5,145
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	10,910	10,170
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2050	19,100	14,017
[8]	Freddie Mac Pool	4.300%	1/1/2041	8,757	8,837
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,800	1,869
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,060	1,079
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	6,425	6,558
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.500%	12/1/2055	6,740	6,985
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,025	2,090
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,000	2,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	1,000	1,106
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	2,000	2,065
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	2,950	3,104
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	2,500	2,579
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	6,200	6,384
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	27,500	24,536
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,750	1,781
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	3,895	3,876
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	13,745	13,551
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	1,000	967
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,870	2,822
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,085	15,549
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	8,170	8,770
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	5,780	6,224
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	3,000	2,834
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	5,200	4,912
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	12,000	12,521
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	700	743
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	1,340	1,429
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	5,910	6,414
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	7,000	6,472
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,680	1,772
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	12,045	10,911
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,900	1,954
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	4,135	4,396
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	1,590	1,446
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	4,785	4,950
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	10,000	10,282
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	2,155	2,222
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	11,535	10,448
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	5,000	4,320
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	18,860	19,651
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	4,000	3,464
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	13,250	11,393
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	5,385	4,763
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	3,000	2,564
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	3,575	3,041
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	2,290	2,381
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	19,000	17,126
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	3,640	3,138
[1]	Nassau County NY GO	5.000%	4/1/2044	4,340	4,535
	Nassau County NY GO	4.000%	4/1/2051	5,825	5,347
	Nassau County NY GO	4.000%	4/1/2054	10,000	9,112
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/2043	2,575	2,475
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2044	4,190	3,451
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/2045	5,710	4,110
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	9,280	8,312
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/2051	2,000	1,348
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/2051	5,000	3,743
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2054	7,875	7,931
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	200	206
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	100	103
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	3,000	3,001
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	3,000	3,033
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	1,650	1,679
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	1,595	1,600
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	3,095	3,104
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	4,520	4,533
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	1,710	1,621
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	1,670	1,267
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	3,295	2,937
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	3,135	2,985
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	6,000	4,428
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	10,000	10,315
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	2,500	2,566
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	1,295	1,320
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	5,000	5,164
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	15,000	14,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	5,605	5,597
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	11,000	10,945
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	15,580	12,837
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	1,225	1,329
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	10,000	9,575
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	6,805	6,516
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	10,000	10,256
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	12,500	11,974
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	5,000	5,335
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	7,500	7,128
[3]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	9,000	9,501
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	11,675	12,433
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	8,930	7,421
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,750	1,302
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	5,000	3,712
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	5,000	4,542
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	11,065	10,019
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	18,400	19,320
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	9,440	9,880
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	5,000	5,261
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	10,000	10,484
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	10,000	10,327
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	3,000	3,160
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	15,000	15,834
[3]	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	10,000	10,560
[3]	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	7,470	8,073
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.200%	2/2/2026	15,580	15,580
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	2/2/2026	18,870	18,870
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	2/2/2026	11,175	11,175
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.350%	2/2/2026	8,275	8,275
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.350%	2/2/2026	14,710	14,710
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	5,100	5,402
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	9,550	10,092
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	4,500	4,627
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	2,410	2,480
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	8,970	9,863
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	15,675	16,467
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	11,560	11,946
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	3,000	3,131
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	5,290	6,215
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	10,195	10,846
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	8,000	8,074
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	1,360	1,406
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	7,000	7,581
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	7,080	7,122
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	15,790	16,729
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	5,675	6,430
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	6,060	6,095
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	10,000	11,094
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	5,000	4,654
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	5,000	5,153
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	2,230	2,515
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	3,500	3,572
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	4,100	4,196
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,000	10,464
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	4,250	4,341
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	2,725	2,790
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	5,945	6,665
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	9,785	9,954
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	2,000	2,029
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,150	5,421
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	9,930	10,090
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,310	2,409
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	11,825	11,922
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	10,000	10,369
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	10,000	11,145
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	7,245	6,474
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	2,400	2,497
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	5,000	5,010
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	1,000	1,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	4,745	4,932
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	1,000	1,005
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,685	3,827
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	100	110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	1,710	1,888
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	15,000	15,278
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	700	698
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	2,000	2,068
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	2,140	2,337
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	3,390	3,435
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	8,000	8,609
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	8,000	7,855
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	5,000	5,392
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	8,855	9,650
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	15,190	16,555
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	5,030	5,443
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	10,000	10,592
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	4,000	4,216
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	9,250	9,864
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	2,245	2,425
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	1,395	1,480
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,525	2,706
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	37,605	40,550
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	4,225	4,556
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	5,000	4,829
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	1,020	1,089
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	1,295	1,016
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	8,000	7,536
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	3,585	3,377
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	3,080	3,285
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	1,300	1,410
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	1,425	1,504
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	8,000	6,140
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	1,175	1,234
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	7,700	8,120
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	5,000	5,225
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2047	35,000	37,373
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2047	5,000	3,753
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	8,945	9,302
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	10,000	7,464
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	13,180	13,943
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,000	751
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	8,000	7,302
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,500	4,157
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	1,700	1,803
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2049	6,000	6,188
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2049	4,265	4,573
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	2,290	2,354
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	7,500	7,836
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	4,210	4,530
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2050	10,000	7,294
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	3,085	3,175
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	20,365	14,978
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	8,965	8,209
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	6,000	5,417
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	8,000	8,224
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	6,320	6,632
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2052	2,000	2,132
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	45,105	46,975
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	17,900	16,043
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	4,175	4,421
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	4,000	4,273
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	3,000	3,135
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	16,010	16,762
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.200%	2/2/2026	18,900	18,900
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	2,850	1,540
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2047	6,180	2,056
[4]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/2041	3,265	3,206
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	6,950	7,407
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	5,555	4,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	13,945	10,452
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	5,700	4,203
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	1,310	1,042
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	2,000	2,002
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	13,230	12,539
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	15,575	14,681
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	16,120	15,118
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,535	1,334
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	11,830	9,031
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	12,000	8,951
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	5,000	3,774
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	8,250	5,932
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	7,000	5,086
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	2,000	1,706
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	2,260	2,354
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	1,865	1,842
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	1,045	1,046
	New York NY GO	5.000%	4/1/2034	7,000	7,344
	New York NY GO	5.000%	12/1/2035	2,100	2,223
	New York NY GO	5.000%	2/1/2037	5,040	5,800
	New York NY GO	5.000%	3/1/2037	3,070	3,285
	New York NY GO	5.000%	10/1/2037	5,000	5,142
	New York NY GO	5.000%	10/1/2037	5,275	6,047
	New York NY GO	4.000%	3/1/2038	6,950	7,104
	New York NY GO	5.000%	3/1/2038	3,305	3,522
	New York NY GO	5.000%	8/1/2038	1,000	1,109
	New York NY GO	5.000%	12/1/2038	14,545	14,774
	New York NY GO	4.000%	3/1/2040	2,000	2,023
	New York NY GO	4.000%	3/1/2040	7,185	7,309
	New York NY GO	5.000%	3/1/2040	6,000	6,202
	New York NY GO	5.000%	8/1/2040	1,000	1,095
	New York NY GO	5.250%	10/1/2040	2,075	2,288
	New York NY GO	4.000%	4/1/2041	12,285	12,359
	New York NY GO	5.000%	8/1/2041	4,750	4,977
	New York NY GO	5.250%	10/1/2041	2,345	2,578
	New York NY GO	4.000%	4/1/2042	3,500	3,451
	New York NY GO	4.000%	4/1/2042	11,000	10,845
	New York NY GO	5.000%	8/1/2042	8,000	8,404
	New York NY GO	5.000%	8/1/2042	1,000	1,078
	New York NY GO	5.000%	4/1/2043	11,720	11,998
	New York NY GO	5.250%	5/1/2043	1,000	1,073
	New York NY GO	5.000%	8/1/2043	6,000	6,256
	New York NY GO	5.000%	8/1/2043	2,210	2,398
	New York NY GO	5.000%	12/1/2043	1,500	1,546
	New York NY GO	5.000%	2/1/2044	1,625	1,740
	New York NY GO	5.000%	3/1/2044	5,500	5,610
	New York NY GO	5.500%	5/1/2044	2,930	3,164
	New York NY GO	5.000%	8/1/2044	6,000	6,349
	New York NY GO	5.000%	8/1/2044	10,770	11,567
	New York NY GO	5.000%	10/1/2044	5,900	6,325
	New York NY GO	5.250%	2/1/2045	3,070	3,317
	New York NY GO	5.000%	10/1/2045	8,000	8,470
	New York NY GO	5.250%	2/1/2046	7,500	8,003
	New York NY GO	3.500%	4/1/2046	3,110	2,640
	New York NY GO	4.000%	9/1/2046	3,400	3,152
	New York NY GO	4.000%	3/1/2047	7,000	6,375
	New York NY GO	5.000%	9/1/2048	11,215	11,557
	New York NY GO	4.000%	3/1/2050	11,305	10,115
	New York NY GO	5.000%	4/1/2050	5,000	5,135
	New York NY GO	5.500%	8/1/2050	4,705	5,062
	New York NY GO	5.250%	9/1/2050	13,335	13,965
	New York NY GO	4.000%	9/1/2052	11,895	10,550
	New York NY GO	5.250%	3/1/2053	5,250	5,469
	New York NY GO	5.250%	4/1/2054	17,420	18,141
	New York NY GO	5.250%	10/1/2055	20,025	20,960
[10]	New York NY GO VRDO	3.200%	2/2/2026	8,200	8,200
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2063	9,200	9,582
	New York State Bridge Authority Highway Revenue	4.000%	1/1/2046	970	912
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,623
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,000	1,114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2035	1,445	1,598
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	10,000	11,857
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2040	925	997
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2040	2,795	3,169
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	2,000	1,786
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	75	75
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,860	2,088
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,000	1,038
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	2,360	2,619
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2043	1,255	1,369
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2044	1,000	1,078
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2045	2,000	2,132
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	2,000	2,270
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2047	11,990	12,646
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	11,150	12,365
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	11,345	12,511
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2049	3,000	3,094
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	7,225	7,367
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	6,500	7,148
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	1,310	1,098
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	7,000	7,375
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	1,500	1,537
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2037	2,000	2,196
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2040	1,000	1,107
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2041	2,000	2,192
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,000	1,081
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2042	1,000	1,083
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,000	1,065
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2043	1,350	1,445
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	7,330	5,561
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	10,510	10,496
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	4,000	3,393
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	8,160	7,155
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/2054	5,085	5,402
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	10,000	10,339
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	9,985	10,215
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	9,605	9,844
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	13,365	13,735
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	4,930	5,668
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	5,000	5,104
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	7,020	7,172
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	4,010	4,097
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	4,000	3,578
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	3,750	3,800
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	1,055	1,069
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	5,000	4,393
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	11,245	9,923
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	1,000	1,046
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	2,465	2,109
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	2,575	2,578
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	21,600	21,622
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	590	649
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	6,000	5,911
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	4,590	4,984
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,265	1,390
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	9,000	9,302
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	8,000	8,680
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	7,000	6,695
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	4,000	4,283
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	4,650	4,891
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	9,625	8,848
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	1,595	1,483
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	4,000	3,629
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	5,000	4,537
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	10,000	7,365
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	5,000	3,676
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	3,205	3,394
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2051	5,000	3,641
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	10,000	8,103
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	8,500	8,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	5,250	5,625
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	1,800	1,629
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/2032	65	70
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	5,465	5,484
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	5,000	5,300
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	8,000	8,396
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	2,075	2,057
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	4,500	4,717
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	7,110	7,514
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.250%	10/1/2050	9,200	9,612
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	7,500	7,380
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	4,275	3,928
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	2,575	1,872
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	6,000	6,285
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	3,805	3,984
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	10,725	11,213
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,228
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	22,110	23,345
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	18,000	18,368
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,000	2,083
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	2,630	2,757
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	3,000	3,118
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	5,000	5,298
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	2,000	1,840
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	5,635	5,926
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	3,000	3,121
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	3,000	3,119
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	5,530	5,870
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	19,750	20,423
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	2,455	2,527
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2056	10,000	10,278
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	5	5
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2044	7,985	8,336
[15]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2042	1,750	1,728
[15]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/2047	3,500	3,314
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	15,000	15,007
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	6,000	6,012
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	5,190	5,304
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	470	481
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	1,220	1,249
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	7,495	7,568
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.200%	2/2/2026	9,000	9,000
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	5,205	5,255
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	1,005	1,086
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	4,560	4,355
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	1,125	831
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	9,385	6,690
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	2,055	1,471
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	12,000	13,167
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	3,750	3,453
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	5,000	4,608
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2048	4,775	3,594
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2050	4,355	3,224
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2054	1,280	1,152
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2057	4,055	3,608
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,435	3,722
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	2,145	2,329
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2037	1,100	1,298
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	2,175	2,344
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	1,930	2,080
[1]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	1,750	1,961
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.500%	1/1/2057	640	675
	Suffolk Regional Off-Track Betting Corp. Casinos Revenue	5.000%	12/1/2034	2,500	2,592
	Suffolk Regional Off-Track Betting Corp. Casinos Revenue	5.750%	12/1/2044	3,500	3,590
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	1,420	1,283
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	5,000	5,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	7,035	7,218
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	8,000	8,207
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	4,000	4,257
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	125	115
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	2,275	2,380
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	6,435	6,958
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	9,265	8,295
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	8,985	9,503
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	7,170	6,363
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	5,880	6,236
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	1,140	1,292
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	4,160	4,602
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	12,485	12,866
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	9,205	6,717
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	1,500	1,102
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	3,000	2,752
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	6,000	6,228
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	19,960	20,904
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	16,700	17,575
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	38,820	41,245
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	17,000	15,684
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	7,905	7,080
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	10,000	10,378
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	8,415	8,726
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	10,000	10,348
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	4,000	3,551
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	37,500	39,044
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	10,000	10,336
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	5,500	5,644
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	6,020	6,111
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2045	1,460	1,591
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2046	2,245	2,421
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,121
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	2,085	2,093
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	10,000	11,159
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	4,000	3,317
[1]	Yonkers NY GO	5.000%	3/15/2037	1,000	1,121
[1,3]	Yonkers NY GO	5.000%	2/1/2042	170	186
[1,3]	Yonkers NY GO	5.000%	2/1/2042	200	219
[1,3]	Yonkers NY GO	5.000%	2/1/2043	330	357
[1,3]	Yonkers NY GO	5.000%	2/1/2043	250	271
[1,3]	Yonkers NY GO	5.000%	2/1/2044	250	268
[1,3]	Yonkers NY GO	5.000%	2/1/2044	225	241
					3,032,234
North Carolina (1.0%)
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	6/1/2028	1,280	1,325
	Cabarrus County NC Intergovernmental Agreement Revenue	4.000%	6/1/2034	1,000	1,014
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/2043	3,500	3,827
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/2044	1,500	1,619
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/2040	570	584
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/2041	1,050	1,075
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/2043	400	402
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2036	1,580	1,549
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2037	1,665	1,595
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2038	3,505	3,305
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2048	5,100	3,812
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2036	1,135	1,333
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	1,735	2,020
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	1,675	1,935
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	3,455	3,772
	Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/2046	5,000	3,837
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	10,000	10,653
	Charlotte NC GO	2.000%	6/1/2041	10	8
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2044	2,645	2,891
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2045	1,490	1,586
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2054	20,000	21,083
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	7,400	7,400
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	1,800	1,800
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/2039	3,385	3,513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/2041	2,472	2,518
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,830
	Macon County NC Appropriations Revenue	4.000%	10/1/2044	1,350	1,337
	Moore County NC Appropriations Revenue	3.000%	6/1/2038	490	462
	Moore County NC Appropriations Revenue	3.000%	6/1/2039	800	742
	Moore County NC Appropriations Revenue	3.000%	6/1/2040	625	566
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/2048	2,450	2,548
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	2,500	2,500
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	7/1/2040	4,585	3,625
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	330	331
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	1,885	1,901
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	4,185	4,495
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,930	3,373
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	10/1/2028	525	525
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/2028	350	350
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,000	1,055
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	2,390	2,634
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	1,860	2,020
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	750	764
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,515	2,888
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	1,350	1,128
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/2052	3,000	2,467
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.125%	10/1/2054	1,500	1,504
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.125%	10/1/2056	3,000	3,009
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/2045	7,000	6,848
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2048	3,000	2,725
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2037	1,250	1,372
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2038	1,250	1,365
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2041	1,000	1,077
	Pender County NC GO	3.000%	3/1/2040	3,000	2,763
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,889
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	12/1/2033	3,000	3,002
	Rowan County NC Appropriations Revenue	4.000%	4/1/2040	2,240	2,267
	Rowan County NC Appropriations Revenue	4.000%	4/1/2042	2,240	2,246
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,305	2,321
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2043	800	884
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2045	1,000	1,081
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/2033	1,750	1,791
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	6,670	6,789
	Wilson NC Special Obligation Revenue	4.000%	10/1/2041	2,450	2,512
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/2031	1,530	1,535
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2043	1,965	1,917
					181,894
North Dakota (0.2%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	3,340	3,341
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,120	1,086
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	8,000	6,046
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2051	9,000	6,323
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2053	2,900	2,953
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2054	1,730	1,893
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2054	4,800	5,232
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	900	1,000
[1]	University of North Dakota COP	4.000%	6/1/2051	2,600	2,337
[1]	University of North Dakota COP	2.500%	6/1/2054	5,000	2,984
	West Fargo Public School District No. 6 GO	3.000%	8/1/2031	3,280	3,287
	West Fargo Public School District No. 6 GO	3.000%	8/1/2032	3,380	3,376
					39,858
Ohio (2.0%)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	2,250	2,272
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2044	590	627
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	1,010	1,041
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2036	2,560	2,657
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	7,000	7,844
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	7,500	8,320
	Athens City School District GO	3.250%	12/1/2048	2,775	2,186
	Avon Lake City School District GO	5.000%	12/1/2055	5,600	5,776
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	2,050	2,074
[2]	Brunswick City School District GO	5.250%	12/1/2053	4,200	4,382
[2]	Brunswick City School District GO	5.500%	12/1/2060	4,305	4,538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,050
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,000	989
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,500	2,436
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	27,810	23,947
	Cleveland OH Income Tax Revenue	4.000%	10/1/2033	425	449
	Cleveland OH Income Tax Revenue	3.000%	10/1/2034	730	729
	Cleveland OH Income Tax Revenue	3.000%	10/1/2035	575	566
	Cleveland OH Income Tax Revenue	3.000%	10/1/2036	500	481
	Cleveland OH Income Tax Revenue	3.000%	10/1/2037	800	756
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	7,423	7,662
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	2,500	2,610
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	2,500	2,583
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	2,000	2,093
	Cuyahoga Community College District GO	4.000%	12/1/2034	3,000	3,010
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/2047	10,100	9,095
[1]	Fayette County OH Health, Hospital, Nursing Home Revenue	5.250%	12/1/2045	3,405	3,656
	Franklin City School District GO	3.000%	11/1/2057	5,205	3,613
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	2,250	2,158
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,235	2,247
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	11,525	11,560
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2055	5,580	5,832
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.250%	2/2/2026	5,900	5,900
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.250%	2/2/2026	29,200	29,200
	Grandview Heights City School District GO	5.000%	12/1/2058	2,010	2,086
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2033	1,850	1,854
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2034	1,000	994
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2035	1,000	978
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	1,140	892
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,575	1,726
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,100
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,455	1,589
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	800	870
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	2,660	2,878
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	2,780	2,995
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,000	2,162
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,500	2,578
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	1,245	1,104
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	1,000	1,021
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/2049	3,000	3,219
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2042	3,000	3,338
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2043	2,250	2,469
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2044	2,955	3,206
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2045	3,745	4,014
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2046	6,620	7,026
	Kings Local School District GO	5.500%	12/1/2062	8,990	9,479
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	2,165	2,303
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,500	1,578
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	375	400
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	225	198
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	205	200
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	7,655	7,095
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	1,540	1,084
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,000	4,442
	New Albany Plain Local School District GO	5.250%	12/1/2059	10,650	11,297
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2036	4,250	4,372
	Ohio GO	3.000%	6/15/2039	2,500	2,318
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2039	1,000	1,002
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2050	1,500	1,288
[10]	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	1,500	1,500
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2043	11,050	11,225
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2050	2,500	1,800
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	2,000	1,627
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	3,625	2,819
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2034	3,160	3,215
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2039	1,840	1,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/2050	7,770	7,746
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	4,685	5,128
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	4,170	4,602
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	7,625	8,442
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	5,725	6,370
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	1,600	1,593
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2055	7,195	7,924
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	1,285	1,486
	Ohio State University College & University Revenue	4.000%	12/1/2041	1,175	1,190
	Ohio State University College & University Revenue	3.000%	12/1/2044	3,750	3,018
	Ohio State University College & University Revenue	4.000%	12/1/2048	3,000	2,764
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	12/1/2038	2,385	2,731
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2031	12,100	12,467
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2043	1,385	1,418
	Ohio University College & University Revenue	5.250%	12/1/2054	1,445	1,517
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	4,450	4,633
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	5,995	6,605
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	2,495	2,529
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	1,100	1,155
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	1,615	1,714
	Wickliffe City School District GO	3.250%	12/1/2056	10,355	7,436
	Worthington City School District GO	5.500%	12/1/2054	4,000	4,240
					380,237
Oklahoma (0.7%)
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2038	1,700	1,901
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2041	1,000	1,082
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	4,490	3,104
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/2050	2,310	2,121
	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2044	2,395	2,588
	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2045	1,750	1,873
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/2064	8,000	8,427
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2042	1,500	1,628
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2043	2,500	2,674
	Oklahoma County Finance Authority Revenue	5.875%	12/1/2047	3,000	1,626
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	2,515	2,897
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2032	1,000	1,057
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2033	650	684
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2034	950	997
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2035	590	616
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2039	500	513
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.250%	1/1/2051	2,455	2,610
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.250%	1/1/2056	13,925	14,741
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	375	387
	Oklahoma State University College & University Revenue	4.000%	9/1/2037	785	811
	Oklahoma State University College & University Revenue	3.000%	9/1/2040	500	442
	Oklahoma State University College & University Revenue	3.000%	9/1/2041	500	430
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	4,650	5,251
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2046	4,965	5,343
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2053	31,695	33,629
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	17,700	19,122
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/2043	2,195	2,330
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2044	1,245	1,323
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2046	1,050	1,099
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/2035	1,000	872
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/2048	5,080	4,789
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2030	12,575	12,687
					139,654
Oregon (1.0%)
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/2033	1,415	1,434
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2033	1,000	1,000
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	1,000	1,000
	Forest Grove OR College & University Revenue	4.000%	5/1/2036	445	432
	Forest Grove OR College & University Revenue	4.000%	5/1/2039	1,495	1,411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/2043	1,935	2,020
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/2044	1,840	1,912
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2040	1,810	1,825
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2050	7,750	6,713
	Multnomah County OR School District No. 1J Portland GO	3.000%	6/15/2037	2,335	2,193
	Multnomah County School District No. 40 GO	5.500%	6/15/2053	13,715	14,743
	Oregon (Article Xi-Q State Project) GO	5.250%	5/1/2045	2,630	2,898
	Oregon City School District No. 62 GO	0.000%	6/15/2033	500	402
	Oregon City School District No. 62 GO	0.000%	6/15/2034	500	387
	Oregon City School District No. 62 GO	5.000%	6/15/2049	2,615	2,766
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	3,355	3,667
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2045	1,250	1,348
	Oregon GO	5.000%	6/1/2035	500	526
	Oregon GO	5.000%	5/1/2036	1,000	1,050
	Oregon GO	5.000%	5/1/2037	700	733
	Oregon GO	5.000%	5/15/2037	1,750	1,896
	Oregon GO	5.000%	6/1/2037	1,560	1,633
	Oregon GO	5.000%	5/1/2038	650	679
	Oregon GO	5.000%	6/1/2041	1,910	2,122
	Oregon GO	5.000%	11/1/2042	1,730	1,942
	Oregon GO	2.600%	12/1/2042	1,455	1,166
	Oregon GO	5.000%	5/1/2043	2,500	2,579
	Oregon GO	5.000%	11/1/2043	1,300	1,442
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,550	1,577
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	1,130	1,142
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	2,810	2,864
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,200	2,491
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.250%	7/1/2041	2,000	1,553
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	1,505	1,529
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	3,300	2,607
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/2052	3,575	3,111
	Oregon State Lottery Revenue	5.000%	4/1/2037	6,185	6,334
	Oregon State Lottery Revenue	5.000%	4/1/2037	2,500	2,663
	Oregon State Lottery Revenue	5.000%	4/1/2039	3,000	3,171
	Oregon State Lottery Revenue	5.250%	4/1/2044	7,500	8,350
	Oregon State Lottery Revenue	5.250%	4/1/2045	6,500	7,162
	Oregon State University College & University Revenue	5.000%	4/1/2045	6,000	6,475
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2044	1,405	1,158
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/2037	6,375	6,080
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2049	6,610	6,953
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2054	4,930	5,144
	Portland OR Water System Water Revenue	3.000%	5/1/2034	7,760	7,761
	Portland OR Water System Water Revenue	3.000%	5/1/2036	8,230	8,034
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	7,500	7,858
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2039	1,410	1,471
	Tualatin Valley Water District Water Revenue	5.000%	6/1/2053	4,500	4,676
[2]	University of Oregon College & University Revenue	3.500%	4/1/2052	28,370	23,060
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	1,810	1,955
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2044	8,875	3,545
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2046	1,635	1,465
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/2046	2,000	1,864
					193,972
Pennsylvania (4.0%)
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	3,500	3,547
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	5,000	5,221
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2044	2,500	2,300
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2049	815	846
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	7,500	8,069
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	5,625	5,847
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,500	1,551
	Bethel Park School District GO	4.000%	8/1/2037	1,500	1,544
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	6,500	4,693
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	1,500	1,246
	Centennial School District Bucks County GO	5.000%	12/15/2035	1,125	1,214
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	13,000	11,180
[1]	Central Valley School District GO	3.000%	6/1/2040	2,415	2,156
[1]	Central Valley School District GO	3.000%	6/1/2044	2,305	1,847
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	1,800	1,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	1,000	1,008
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	2,580	2,316
[2]	Coatesville School District GO	0.000%	10/1/2038	2,100	1,219
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,930	2,020
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	15	16
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,625	2,624
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	10,000	10,278
	Commonwealth of Pennsylvania GO	4.000%	10/1/2039	10,000	10,219
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	5,000	5,456
	Commonwealth of Pennsylvania GO	5.000%	4/1/2042	2,525	2,829
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	15,000	14,897
	Commonwealth of Pennsylvania GO	5.000%	4/1/2044	25,375	27,771
	Commonwealth of Pennsylvania GO	5.000%	4/1/2045	25,375	27,412
	Conestoga Valley School District GO	3.000%	2/1/2034	2,050	2,029
	Conestoga Valley School District GO	3.000%	2/1/2036	2,175	2,087
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,000	6,438
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	2,000	1,724
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2056	1,920	1,934
	Cumberland Valley School District GO	4.000%	11/15/2038	2,345	2,395
	Cumberland Valley School District GO	4.000%	11/15/2040	3,000	3,044
[4]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	1,000	1,106
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,970	1,826
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	5,000	3,766
[1]	Ellwood City Area School District GO	4.000%	11/15/2040	810	816
[2]	Fairview School District GO	3.000%	9/15/2039	1,000	914
[2]	Fairview School District GO	3.000%	9/15/2040	1,000	898
[2]	Fairview School District GO	3.000%	9/15/2041	1,000	868
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2038	1,500	1,385
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2039	1,000	907
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2040	1,400	1,228
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2043	2,500	2,044
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	5,600	5,689
	Haverford Township PA GO	3.600%	6/1/2043	3,355	3,146
[2]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2047	2,935	3,035
[2]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2054	1,000	907
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	2,175	1,989
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	6,300	5,141
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	12,050	10,408
	Methacton School District GO	5.250%	7/15/2051	1,100	1,144
	Methacton School District GO	5.250%	7/15/2054	1,770	1,838
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	1,250	1,385
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	1,380	1,533
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	3,100	3,148
[1]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	1,765	1,557
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2044	2,700	2,456
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/2050	4,000	3,556
	Montgomery County PA GO	5.000%	3/1/2036	6,120	6,987
	Montgomery County PA GO	5.000%	3/1/2037	7,485	8,476
	Montgomery County PA GO	5.000%	3/1/2038	3,790	4,264
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,500	2,549
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	6,140	6,080
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	5,015	4,881
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	12,000	10,491
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,005
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	2,240	2,428
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	1,530	1,689
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	1,545	1,576
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	1,945	1,911
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2041	5,240	5,131
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2042	4,880	5,208
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	840	789
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2044	2,000	2,089
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,045	1,796
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2050	2,545	2,586
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	9,750	8,400
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2038	805	878
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2039	500	543
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2040	1,000	1,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2033	1,555	1,562
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2040	1,750	1,763
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2050	3,500	3,090
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,155	1,199
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,185	1,218
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	4,255	4,065
[1]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	3,600	3,332
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/2054	3,790	3,417
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	9,950	10,387
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	10,035	9,962
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	2,175	2,266
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	2,600	2,763
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	4,710	5,134
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	7,355	8,003
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	4,640	5,120
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	6,217	6,896
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,325	1,528
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	5,000	5,049
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	5,000	5,312
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	3,715	3,897
	Pennsylvania State University College & University Revenue	5.250%	9/1/2050	7,500	8,042
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	3,075	3,337
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	8,000	8,071
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	1,085	1,182
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	11,670	11,768
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/2034	4,000	4,054
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	2,440	2,645
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,050	5,246
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,000	5,707
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	3,855	3,994
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/2037	6,000	6,087
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	14,415	14,898
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2038	2,740	2,824
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	5,000	5,331
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,245	2,301
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	2,985	3,174
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	4,545	4,627
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,135	3,471
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,350	2,837
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2042	1,725	1,745
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	6,010	6,152
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,225	2,434
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2042	1,500	1,645
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	6,000	5,838
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,250	2,431
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	4,500	4,862
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,665	1,830
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,500	2,588
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	4,000	4,277
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2045	4,505	4,219
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,000	1,068
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	6,500	6,009
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	4,580	4,234
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,100	2,200
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	1,230	1,300
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	11,245	10,140
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	5,310	3,904
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	1,000	1,048
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	1,000	1,049
[7]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/2028	0.000%	12/1/2037	1,610	1,660
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	5,110	5,257
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	6,675	5,934
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	3,510	3,700
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2034	1,115	1,151
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	1,150	1,184
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	1,700	1,747
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/2037	1,615	1,658
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	1,600	1,641
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,500	1,671
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,175	1,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,100	1,208
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,700	1,565
	Philadelphia IDA College & University Revenue	5.000%	11/1/2034	5,250	5,566
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	1,200	1,066
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2047	3,715	3,828
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	12,010	12,419
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	1,100	1,170
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2047	6,150	5,382
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	20,000	18,400
[2]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/2050	5,000	3,554
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2055	5,765	6,173
	Philadelphia PA GO	5.000%	8/1/2042	615	681
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	1,800	1,871
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2047	4,400	4,701
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	4,905	5,199
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/2035	1,140	1,182
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/2047	4,470	4,780
	Radnor Township School District GO	3.000%	8/15/2035	1,400	1,386
	School District of Philadelphia (Housing Finance Program) GO	5.250%	9/1/2037	1,955	2,225
	School District of Philadelphia (Housing Finance Program) GO	5.250%	9/1/2038	580	656
	School District of Philadelphia (Housing Finance Program) GO	5.250%	9/1/2041	2,410	2,664
	School District of Philadelphia GO	5.250%	9/1/2037	1,100	1,252
	School District of Philadelphia GO	4.000%	9/1/2038	5,000	5,104
	School District of Philadelphia GO	5.250%	9/1/2038	1,000	1,131
	School District of Philadelphia GO	5.250%	9/1/2041	14,100	15,584
	School District of Philadelphia GO	5.250%	9/1/2043	7,600	8,242
	School District of Philadelphia GO	4.000%	9/1/2046	5,000	4,570
	Spring Township PA GO	3.000%	11/15/2033	1,020	1,018
	Spring Township PA GO	3.000%	11/15/2034	1,050	1,043
	Spring Township PA GO	3.000%	11/15/2035	1,085	1,063
	Spring Township PA GO	3.000%	11/15/2036	1,115	1,071
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/2033	790	802
	Upper Merion Area PA School District GO	3.000%	1/15/2040	1,500	1,370
	Upper St. Clair Township School District GO	3.250%	10/1/2035	5,000	4,967
	York County PA GO	4.000%	3/1/2035	3,000	3,055
					741,705
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	18,151	18,560
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	28,246	30,010
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	27,378	30,224
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	20,239	14,813
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	39,346	39,765
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	15,035	15,098
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	3,384	3,326
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	5,738	5,387
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	1,065	1,102
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	1,250	1,308
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	8,000	8,463
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,935	3,084
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,760	10,305
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	9,100	9,431
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	2,205	2,298
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	3,310	3,147
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	1,535	1,459
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,665	2,533
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	165	179
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	215	230
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	40	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	40	39
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	50	49
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	45	43

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	40	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	135	126
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	40	37
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	3,084	2,944
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	11,299	10,104
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,000	894
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	3,080	2,550
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	8,877	6,788
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	75,196	74,741
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	796	791
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,919	1,907
					302,117
Rhode Island (0.3%)
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2038	700	709
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2039	860	866
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2040	885	886
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2041	930	915
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2050	1,500	1,281
[3]	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	335	368
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	280	299
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	500	528
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	550	573
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	580	597
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/2054	9,250	9,307
[3]	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/15/2056	1,340	1,392
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2041	4,000	4,388
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2042	2,375	2,579
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2043	5,140	5,525
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2044	3,285	3,498
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2045	3,500	3,684
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.250%	5/15/2049	3,250	3,480
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.125%	5/15/2054	5,000	4,671
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	2,605	2,948
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2040	6,580	6,581
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/2045	1,335	1,323
					56,398
South Carolina (1.5%)
	Clemson University College & University Revenue	5.000%	5/1/2042	1,050	1,167
	Clemson University College & University Revenue	5.000%	5/1/2050	2,800	2,941
	Clemson University College & University Revenue	5.000%	5/1/2055	3,750	3,926
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2034	725	751
	Dorchester County SC Special Assessment Revenue	5.250%	10/1/2043	1,590	1,591
	Dorchester County SC Special Assessment Revenue	5.500%	10/1/2051	2,115	2,058
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	250	254
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	250	251
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	300	296
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2054	5,890	6,130
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/2041	1,385	1,218
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/2042	1,000	851
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	1,700	1,820
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2038	1,250	1,344
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2040	1,330	1,417
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2041	1,000	1,062
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2030	1,045	1,065
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	1,550	1,575
[15]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2041	1,130	1,234
[15]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2042	2,350	2,543
[15]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2043	1,310	1,404
[15]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2044	1,380	1,465
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/2040	7,000	7,050
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	13,010	14,050
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	1,625	1,748
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2046	2,250	2,100
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	3,275	3,280
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2041	1,310	1,433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2042	1,250	1,351
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2043	1,000	976
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2044	1,500	1,454
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2049	4,250	3,892
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2054	4,000	4,084
	Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/2059	6,000	5,598
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	4.000%	6/1/2041	1,365	1,376
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.750%	6/1/2060	2,425	2,434
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	2,890	3,237
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2042	3,235	3,250
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,595	3,471
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	5,415	5,892
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,785	1,960
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	5,450	5,870
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2045	1,315	1,431
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2048	4,660	4,281
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2048	2,560	2,733
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	3,050	3,250
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2053	5,000	5,169
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	9,935	10,455
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (MCLEOD Health Project)	4.250%	11/1/2054	8,815	8,156
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/2052	19,425	17,158
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	2,205	2,276
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2035	2,140	2,210
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2036	2,885	2,960
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	2,690	2,731
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	3,000	3,049
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2039	1,330	1,341
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	10,680	10,712
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	3,000	2,970
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	11,480	11,365
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	1,450	1,557
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	3,075	3,195
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	5,645	5,801
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	14,450	14,968
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	5,295	5,335
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	2,690	2,740
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2047	5,940	6,146
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	3,875	4,052
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	8,530	8,665
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	2,075	2,068
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	1/1/2052	5,710	5,823
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	7,860	8,975
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,122
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	2,760	2,817
	University of South Carolina College & University Revenue	5.000%	5/1/2034	865	888
	University of South Carolina College & University Revenue	5.000%	5/1/2040	9,075	9,236
					288,504
South Dakota (0.2%)
	Lincoln County SD College & University Revenue	4.000%	8/1/2051	2,775	2,239
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	9,710	9,819
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	2,810	2,620
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	15,725	14,435
[3]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	1,225	1,400
					30,513
Tennessee (1.3%)
	Blount County Tennessee Public Building Authority Intergovernmental Agreement Revenue VRDO	3.250%	2/2/2026	1,400	1,400
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,520	1,623
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	2,120	1,942
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2049	5,000	5,165
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	1,000	1,042
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2049	2,345	2,402
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/2054	2,300	2,412
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,450	2,462
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	4,030	4,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2049	1,250	1,291
	Knox County TN GO	3.000%	6/1/2040	3,730	3,351
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/2054	10,000	9,058
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,465
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2046	2,155	2,294
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2054	6,605	6,879
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2045	1,000	1,037
[1]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2050	1,580	1,643
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2040	725	782
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2041	1,000	1,072
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2042	1,315	1,396
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2031	640	644
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2032	670	673
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2033	705	708
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2034	745	748
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2035	780	783
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	1,265	1,127
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca University Project)	4.000%	10/1/2051	2,120	1,638
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2041	2,000	2,236
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	1,935	1,965
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2044	2,000	2,164
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2037	2,400	2,494
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	2,475	2,501
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	15,000	15,050
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2045	535	522
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2036	4,075	2,648
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2037	3,175	1,951
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2038	2,725	1,581
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	1,335	1,466
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	14,580	15,828
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	2,440	2,593
	Shelby County TN GO	3.125%	4/1/2033	1,465	1,469
	Shelby County TN GO	5.000%	4/1/2042	17,775	19,661
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	10,225	10,416
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	21,730	23,053
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	2,500	2,675
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	1,190	1,203
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	10,955	11,088
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	23,035	24,811
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	7,580	8,239
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	18,790	19,473
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	2,335	2,507
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	3,995	4,291
	Washington County TN GO	4.000%	6/1/2029	3,260	3,274
					247,391
Texas (11.2%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	3,796	3,801
[16]	Aledo Independent School District GO	5.000%	2/15/2043	1,000	1,061
[16]	Angleton Independent School District GO	4.000%	2/15/2043	4,940	4,907
[16]	Anna Independent School District GO	4.000%	8/15/2050	2,160	2,000
	Anna TX GO	5.000%	2/15/2048	7,230	7,508
[16]	Argyle Independent School District GO	4.000%	8/15/2053	1,875	1,694
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.875%	6/15/2065	2,380	2,406
	Arlington TX GO	4.000%	8/15/2038	3,790	3,965
	Arlington TX GO	4.000%	8/15/2043	3,790	3,813
	Arlington TX GO	4.000%	8/15/2044	3,790	3,767
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/2042	1,200	1,319
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2031	1,445	1,601
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2032	1,440	1,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2033	2,045	2,238
[1]	Aubrey TX GO	5.250%	2/15/2041	1,135	1,258
[1]	Aubrey TX GO	5.250%	2/15/2042	1,005	1,091
[1]	Aubrey TX GO	5.250%	2/15/2043	1,990	2,142
[1]	Aubrey TX GO	5.250%	2/15/2044	2,055	2,196
[1]	Aubrey TX GO	5.250%	2/15/2045	1,350	1,432
[1]	Aubrey TX GO	5.000%	2/15/2050	2,635	2,708
[4]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	800	790
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/2043	1,150	1,165
	Austin Community College District GO	5.250%	8/1/2055	15,415	16,200
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2029	3,315	3,315
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2032	1,000	1,016
[16]	Austin Independent School District GO	5.000%	8/1/2041	2,750	3,094
[16]	Austin Independent School District GO	5.000%	8/1/2042	4,500	4,986
[16]	Austin Independent School District GO	5.250%	8/1/2044	4,175	4,596
[16]	Austin Independent School District GO	5.250%	8/1/2045	3,190	3,462
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2042	7,000	7,796
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2044	1,800	1,956
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	1,760	1,830
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2046	3,000	3,191
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2054	3,740	3,886
	Austin TX GO	5.000%	9/1/2038	2,000	2,158
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	6,050	6,290
[16]	Barbers Hill Independent School District GO	5.000%	2/15/2042	1,200	1,311
[16]	Bastrop Independent School District GO	5.000%	2/15/2042	1,045	1,146
[16]	Bastrop Independent School District GO	5.000%	2/15/2043	800	866
[16]	Bastrop Independent School District GO	5.000%	2/15/2044	840	900
[16]	Bastrop Independent School District GO	5.000%	2/15/2045	885	937
[2]	Bastrop TX GO	4.000%	8/1/2049	1,500	1,381
[16]	Belton Independent School District GO	4.000%	2/15/2052	1,000	915
	Bexar County Hospital District GO	5.000%	2/15/2039	2,500	2,587
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	1,980	2,356
[3]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	8,440	9,502
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	1,000	1,071
[3]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	8,215	9,139
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	22,740	25,058
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	1,000	827
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2050	8,250	9,079
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2052	9,000	8,236
[16]	Bonham Independent School District GO	4.000%	2/15/2046	6,325	6,083
[16]	Bonham Independent School District GO	4.000%	2/15/2053	2,130	1,946
[16]	Bonham Independent School District GO, Prere.	4.000%	8/15/2033	370	407
[16]	Brownwood Independent School District GO	5.000%	2/15/2038	1,300	1,422
[16]	Brownwood Independent School District GO	5.000%	2/15/2039	2,100	2,287
[4]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	750	735
[16]	Bullard Independent School District GO	4.000%	2/15/2052	4,745	4,357
[16]	Burleson Independent School District GO	4.000%	8/1/2036	2,000	2,000
[16]	Calallen Independent School District GO	5.000%	2/15/2042	500	539
[16]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2041	2,215	2,416
[16]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2042	1,900	2,051
[16]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2044	2,500	2,645
[16]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2038	3,000	3,434
[16]	Castleberry Independent School District GO	5.000%	2/15/2054	2,750	2,837
[16]	Cedar Hill Independent School District GO	5.250%	2/15/2042	1,165	1,299
[16]	Celina Independent School District GO	5.000%	2/15/2040	1,055	1,165
[16]	Celina Independent School District GO	5.000%	2/15/2041	1,100	1,204
[16]	Celina Independent School District GO	5.000%	2/15/2047	1,000	1,042
[16]	Celina Independent School District GO	5.250%	2/15/2055	7,500	7,903
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	1,345	1,394
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	1,200	1,210
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2041	1,900	1,903
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2041	1,425	1,596
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2045	7,225	6,662
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	4,750	4,885
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	1,875	1,930
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	8,845	7,837
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,500	9,364
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	15,000	14,001
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	1,395	1,559
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	1,100	1,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	1,740	1,894
[13]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/2028	50	47
	Chambers County TX GO	4.000%	3/1/2047	1,080	997
[16]	Clear Creek Independent School District GO	5.000%	2/15/2043	4,745	5,136
[16]	Clear Creek Independent School District GO	5.000%	2/15/2044	2,875	3,079
[16]	Comal Independent School District GO	4.000%	2/1/2036	1,000	1,042
[16]	Comal Independent School District GO	3.000%	2/1/2041	3,720	3,350
[16]	Comal Independent School District GO	5.000%	2/1/2042	2,085	2,295
[16]	Comal Independent School District GO	5.000%	2/1/2043	1,635	1,780
[16]	Conroe Independent School District GO	5.000%	2/15/2043	4,540	4,972
[16]	Conroe Independent School District GO	5.000%	2/15/2045	1,000	1,072
[3,16]	Conroe Independent School District GO	5.000%	2/15/2047	3,250	3,444
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/2041	650	649
[16]	Corpus Christi Independent School District GO	4.000%	8/15/2033	1,425	1,497
	Corpus Christi TX GO	5.000%	3/1/2041	1,420	1,577
	Corpus Christi TX GO	5.000%	3/1/2041	1,765	1,961
	Corpus Christi TX GO	5.000%	3/1/2042	1,935	2,112
	Corpus Christi TX GO	5.000%	3/1/2042	1,740	1,899
	Corpus Christi TX GO	5.000%	3/1/2043	1,930	2,082
	Corpus Christi TX GO	5.000%	3/1/2043	1,615	1,742
	Corpus Christi TX GO	5.000%	3/1/2044	2,140	2,279
	Corpus Christi TX GO	5.000%	3/1/2044	2,750	2,929
	Corpus Christi TX GO	5.000%	3/1/2045	2,200	2,321
	Corpus Christi TX GO	5.000%	3/1/2045	1,890	1,994
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2055	5,865	6,003
[4]	Crandall TX Special Assessment Revenue	5.500%	9/15/2055	594	587
[16]	Crowley Independent School District GO	5.250%	2/1/2050	2,500	2,650
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2041	1,045	912
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	3,740	3,378
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	5,000	5,238
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	4,520	4,717
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	6,025	6,256
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	3,000	3,311
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	3,035	3,347
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2042	3,825	4,176
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2043	1,800	1,998
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2044	2,250	2,469
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2048	17,500	18,651
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/2041	1,275	1,294
[16]	Dallas Independent School District GO	5.000%	2/15/2042	6,610	7,274
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2065	9,435	9,800
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2038	1,340	1,342
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2035	2,225	2,330
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2040	4,360	4,454
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2041	5,000	5,066
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	4,455	4,483
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	9,355	9,191
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2052	2,500	2,285
[16]	Denison Independent School District GO	4.000%	8/1/2053	11,000	10,036
[4]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	195	201
[4]	Denton County TX Special Assessment Revenue	5.625%	12/31/2055	635	651
[4]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	1,325	1,362
[16]	Denton Independent School District GO	5.000%	8/15/2048	1,630	1,692
	Denton TX GO	4.000%	2/15/2042	1,410	1,417
	Denton TX GO	4.000%	2/15/2046	5,840	5,546
	Denton TX GO	4.000%	2/15/2049	7,835	7,088
[16]	Dripping Springs TX Independent School District GO	5.000%	2/15/2039	550	612
[16]	Dripping Springs TX Independent School District GO	5.000%	2/15/2040	850	939
[16]	Dripping Springs TX Independent School District GO	5.000%	2/15/2041	650	713
[16]	Dripping Springs TX Independent School District GO	5.000%	2/15/2042	1,000	1,087
[16]	Dripping Springs TX Independent School District GO	5.000%	2/15/2043	1,145	1,232
[16]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2039	2,735	3,116
[16]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2040	1,500	1,689
[16]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2041	3,000	3,350
[16]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2042	2,000	2,202
[16]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2043	2,650	2,879
[16]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2044	4,250	4,565
[16]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2045	4,255	4,518
[16]	East Central Independent School District GO	4.000%	8/15/2054	2,295	2,086
[16]	Ector County Independent School District GO	5.000%	8/15/2044	4,385	4,654

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	El Paso County Hospital District GO	5.000%	8/15/2040	1,000	1,095
[1]	El Paso County Hospital District GO	5.000%	8/15/2043	1,980	2,106
[1]	El Paso County Hospital District GO	5.500%	2/15/2055	6,165	6,507
[16]	El Paso Independent School District GO	4.000%	8/15/2033	2,500	2,521
[3,16]	El Paso Independent School District GO	5.000%	8/15/2042	1,000	1,089
	El Paso TX GO	3.000%	8/15/2039	1,270	1,168
	El Paso TX GO	3.000%	8/15/2040	840	754
	El Paso TX GO	3.000%	8/15/2040	1,000	898
	El Paso TX GO	3.000%	8/15/2040	1,375	1,235
	El Paso TX GO	3.000%	8/15/2041	905	792
	El Paso TX GO	3.000%	8/15/2041	1,200	1,050
	El Paso TX GO	3.000%	8/15/2041	1,500	1,312
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2035	1,750	1,765
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	4,030	4,118
[16]	Farmersville Independent School District GO	5.000%	2/15/2050	5,310	5,525
[16]	Farmersville Independent School District GO	4.000%	2/15/2051	5,500	5,063
[16]	Farmersville Independent School District GO	5.250%	2/15/2055	3,000	3,177
[16]	Flour Bluff Independent School District GO	5.000%	8/15/2043	1,800	1,948
[16]	Flour Bluff Independent School District GO	5.000%	8/15/2044	2,325	2,490
[16]	Forney Independent School District GO	3.000%	2/15/2037	2,000	1,945
	Forney Independent School District GO	0.000%	8/15/2039	1,000	562
[2]	Forney Independent School District GO	0.000%	8/15/2039	1,000	563
[2]	Forney Independent School District GO	0.000%	8/15/2040	1,000	532
[16]	Forney Independent School District GO	5.000%	8/15/2040	865	944
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2038	3,220	3,027
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2039	2,250	2,080
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2040	1,340	1,198
	Fort Worth TX GO	5.000%	3/1/2028	2,000	2,004
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2043	2,100	1,461
[8]	Freddie Mac Pool	3.100%	2/1/2040	5,743	5,131
[8]	Freddie Mac Pool	3.450%	7/1/2040	9,791	9,162
[16]	Friendswood Independent School District GO	4.000%	2/15/2032	3,630	3,633
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2038	1,300	1,412
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2040	550	600
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2042	750	807
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2044	680	719
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/2048	1,450	1,377
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2051	1,015	896
	Garland TX GO	5.000%	2/15/2040	1,215	1,344
[16]	Georgetown Independent School District GO	5.000%	2/15/2043	1,305	1,418
[16]	Georgetown Independent School District GO	5.000%	2/15/2044	1,030	1,108
[16]	Georgetown Independent School District GO	5.000%	2/15/2045	2,975	3,165
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/2048	960	1,000
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/2053	1,525	1,584
[16]	Goliad Independent School District GO	5.000%	2/15/2038	2,150	2,365
[16]	Goliad Independent School District GO	5.000%	2/15/2039	2,270	2,481
[16]	Goliad Independent School District GO	5.000%	2/15/2041	2,490	2,687
[16]	Goliad Independent School District GO	5.000%	2/15/2042	2,360	2,528
[16]	Goliad Independent School District GO	5.000%	2/15/2043	2,735	2,905
[16]	Goliad Independent School District GO	4.000%	2/15/2048	4,505	4,234
[16]	Goliad Independent School District GO	4.000%	2/15/2053	11,315	10,339
[16]	Goose Creek Consolidated Independent School District GO	5.000%	10/1/2041	1,450	1,575
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2035	21,500	23,082
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2036	8,585	9,189
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2039	1,500	1,520
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	6,000	6,170
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	4,160	4,335
[3,16]	Greenville Independent School District GO	5.000%	2/15/2041	1,700	1,916
[3,16]	Greenville Independent School District GO	5.000%	2/15/2042	2,170	2,412
[3,16]	Greenville Independent School District GO	5.000%	2/15/2043	1,250	1,374
[3,16]	Greenville Independent School District GO	5.000%	2/15/2044	1,000	1,089
[3,16]	Greenville Independent School District GO	5.000%	2/15/2045	1,750	1,881
[16]	Greenwood Independent School District GO	4.000%	2/15/2041	9,550	9,730
[16]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2042	1,000	1,088
[16]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2043	885	954
[16]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2044	2,250	2,410
[16]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2045	1,825	1,939
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	1,820	1,820
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	4,900	4,900
	Harris County Hospital District GO	5.000%	2/15/2045	12,500	13,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	14,335	14,807
[2]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/2041	2,895	2,910
[2]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/2043	1,000	991
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2037	2,520	2,585
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2038	1,000	1,022
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2041	5,000	5,068
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2041	1,250	1,409
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2042	1,500	1,670
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	1,750	1,923
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2044	1,775	1,927
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2045	1,150	1,236
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2046	1,215	1,294
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2049	5,000	5,333
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	5,500	5,013
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	5,000	5,292
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/2037	1,000	1,034
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/2038	1,250	1,287
[16]	Hays Consolidated Independent School District GO	5.250%	2/15/2055	5,000	5,284
	Hays County TX GO	4.000%	2/15/2032	3,135	3,176
	Hays County TX GO	4.000%	2/15/2032	3,820	3,828
	Hays County TX GO	4.000%	2/15/2033	865	875
	Hays County TX GO	4.000%	2/15/2033	3,320	3,359
	Hays County TX GO	5.000%	2/15/2042	4,000	4,051
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2035	1,000	1,064
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2036	1,000	1,056
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2036	1,000	1,046
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	2,370	2,328
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,900	1,884
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,000	972
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,405	1,350
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,000	982
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2040	2,000	1,951
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	2,750	2,622
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	931
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2053	5,000	1,065
	Hidalgo County TX GO	5.000%	8/15/2050	1,260	1,311
[16]	Highland Park Potter County Independent School District GO	5.250%	2/15/2040	2,190	2,433
[1]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2048	375	350
[1]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2049	5,610	5,198
[1]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2050	4,785	4,440
[1]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2051	3,315	3,063
	Houston Community College System GO	4.000%	2/15/2036	8,500	8,659
	Houston Higher Education Finance Corp. College & University Revenue (Houston Baptist University Project)	4.000%	10/1/2051	1,700	1,323
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	1,250	1,297
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2043	3,230	3,311
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2038	2,400	2,237
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2039	1,385	1,267
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2049	8,000	8,485
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	12,590	11,312
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2054	7,200	7,582
	Houston TX GO	4.000%	3/1/2034	590	616
	Houston TX GO	3.000%	3/1/2036	1,030	1,011
	Houston TX GO	5.250%	3/1/2042	1,925	2,109
	Houston TX GO	5.000%	3/1/2044	1,230	1,321
	Houston TX GO	5.000%	3/1/2045	1,250	1,334
	Houston TX GO	4.125%	3/1/2051	3,500	3,240
[16]	Humble Independent School District GO	5.000%	2/15/2042	3,000	3,297
[16]	Humble Independent School District GO	5.000%	2/15/2043	2,000	2,175
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2033	1,125	1,154
	Huntsville TX Waterworks & Sewer System Water Revenue	3.000%	8/15/2047	1,800	1,320
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	5,725	5,899
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	6,430	6,576
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	4,205	3,899
	Judson Independent School District GO	4.000%	2/1/2044	2,330	2,269
[16]	Katy Independent School District GO	3.000%	2/15/2033	3,000	3,004
[16]	Katy Independent School District GO	3.000%	2/15/2034	6,995	6,955
[16]	Katy Independent School District GO	5.000%	2/15/2038	965	1,065
[16]	Katy Independent School District GO	5.000%	2/15/2039	1,125	1,237
[16]	Krum Independent School District GO	5.000%	8/15/2041	3,430	3,749
[16]	Krum Independent School District GO	5.000%	8/15/2042	3,600	3,896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Krum Independent School District GO	5.000%	8/15/2043	3,580	3,833
[16]	Krum Independent School District GO	5.250%	8/15/2043	1,500	1,665
[16]	Krum Independent School District GO	5.250%	8/15/2045	1,555	1,688
	Kyle TX GO	4.000%	8/15/2050	2,500	2,268
	Laguna-Madre Water District GO	4.000%	3/1/2052	4,670	4,396
[16]	Lake Travis Independent School District GO	4.000%	2/15/2033	485	490
[16]	Lake Travis Independent School District GO	4.000%	2/15/2034	1,015	1,024
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/2054	7,960	7,237
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	6,615	5,847
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2049	1,000	899
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2054	5,335	4,686
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,715	1,726
[16]	Leander Independent School District GO	5.000%	8/15/2037	4,030	4,689
[16]	Leander Independent School District GO	4.000%	2/15/2039	2,500	2,594
[16]	Leander Independent School District GO	4.000%	2/15/2040	2,500	2,579
[16]	Leander Independent School District GO	5.000%	8/15/2040	1,000	1,081
[16]	Leander Independent School District GO	5.000%	8/15/2041	1,355	1,460
[2]	Leander Independent School District GO	4.000%	2/15/2049	2,255	2,068
[2]	Leander Independent School District GO	4.125%	2/15/2053	1,340	1,233
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,085	1,090
[16]	Lewisville Independent School District GO	5.000%	8/15/2044	7,920	8,438
[16]	Liberty Hill Independent School District GO	3.000%	2/1/2035	1,500	1,489
[16]	Liberty Hill Independent School District GO	3.000%	2/1/2036	5,000	4,886
[4]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/2042	1,097	989
[16]	Little Elm Independent School District GO	4.000%	8/15/2054	5,000	4,538
	Lone Star College System GO	4.000%	2/15/2029	1,150	1,151
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	1,250	1,442
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2034	5,050	5,506
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2035	3,200	3,703
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2036	4,015	4,606
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2037	3,625	3,739
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2037	3,095	3,520
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2038	7,000	7,902
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2039	7,500	8,401
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	1,785	1,814
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2040	2,560	2,847
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2041	2,025	2,227
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2043	1,020	1,091
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2045	1,000	1,048
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	2,810	2,940
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2036	1,500	1,594
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2036	1,000	1,081
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,040	1,101
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	3,000	3,226
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,290	1,408
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,400	1,555
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,500	1,583
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	2,000	2,142
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,500	1,656
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,500	1,577
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	2,720	2,900
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	8,500	9,183
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	1,000	1,048
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2047	7,000	7,435
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	8,885	9,283
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	1,570	1,383
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	5,755	5,941
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	8,020	8,342
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	8,115	8,562
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	6,745	6,888
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	11,080	11,264
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	4,450	4,539
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2043	3,930	4,017
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	1,000	897
	Lubbock TX GO	4.000%	2/15/2030	1,250	1,251
[16]	Lumberton Independent School District GO	3.000%	2/15/2045	1,300	1,050
[16]	Mabank Independent School District GO	5.000%	8/15/2043	2,530	2,709
[16]	Mansfield Independent School District GO	5.000%	2/15/2044	5,270	5,652
[16]	Mansfield Independent School District GO	4.000%	2/15/2054	5,650	5,137
	McKinney TX GO	5.000%	8/15/2041	2,140	2,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McKinney TX GO	5.000%	8/15/2042	2,345	2,550
	McKinney TX GO	4.000%	8/15/2043	1,615	1,624
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/2039	1,000	786
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/2040	1,000	761
[16]	Medina Valley Independent School District GO	4.000%	2/15/2053	14,750	13,413
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,500	3,503
	Midland County TX GO	4.000%	2/15/2039	5,000	5,187
[16]	Midland Independent School District GO	4.000%	2/15/2040	1,595	1,628
[16]	Midland Independent School District GO	4.000%	2/15/2041	1,725	1,748
[16]	Midland Independent School District GO	4.000%	2/15/2054	7,800	7,069
	Missouri City TX GO	4.000%	6/15/2032	1,125	1,129
[16]	Montgomery Independent School District GO	4.000%	2/15/2054	2,570	2,318
[16]	Needville Independent School District GO	4.000%	8/15/2049	4,770	4,410
[16]	Needville Independent School District GO	4.000%	8/15/2054	7,640	6,912
[16]	New Braunfels Independent School District GO	4.000%	2/1/2052	4,000	3,674
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	10,380	9,288
[16]	New Caney Independent School District GO	5.000%	2/15/2037	625	708
[16]	New Caney Independent School District GO	5.000%	2/15/2038	750	844
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	5,720	5,754
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	2,500	2,716
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	4,805	4,806
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	8/15/2049	6,655	7,227
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	6,000	5,909
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2046	5,620	4,673
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/2043	1,650	1,651
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2055	750	736
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2060	1,000	972
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2060	1,125	1,160
[3]	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2041	2,500	2,791
[3]	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2042	1,300	1,434
[3]	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2043	925	1,008
[3]	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2044	1,190	1,282
[3]	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2045	1,120	1,194
[3]	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2046	1,665	1,758
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2044	1,750	1,880
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2045	1,765	1,877
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2046	1,600	1,690
	North Texas Municipal Water District Sewer Revenue	5.000%	6/1/2055	16,000	16,454
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/2037	2,590	2,126
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Water Revenue	4.000%	6/1/2045	3,525	3,444
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Water Revenue	4.000%	6/1/2046	2,975	2,853
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Water Revenue	4.125%	6/1/2054	1,110	1,035
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2055	6,175	6,347
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	410	467
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	375	424
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	730	820
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	3,000	3,047
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	8,835	9,067
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	5,000	4,506
[16]	Northside Independent School District GO	5.000%	8/15/2036	1,000	1,155
[16]	Northside Independent School District GO	5.000%	8/1/2039	1,000	1,102
[16]	Northside Independent School District GO	5.000%	8/1/2040	1,000	1,093
[16]	Northside Independent School District GO	4.125%	8/15/2053	2,685	2,502
[16]	Northside Independent School District GO	5.000%	8/15/2055	8,240	8,580
[16]	Northwest Independent School District GO	5.000%	2/15/2043	650	710
[16]	Paradise Independent School District GO	4.000%	8/15/2038	1,380	1,442
[16]	Pearland Independent School District GO	5.000%	2/15/2042	3,000	3,114
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2035	1,000	1,044
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2036	1,000	1,041
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2054	4,900	5,125
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2050	5,000	5,248
	Pflugerville Independent School District GO	4.000%	2/15/2045	4,500	4,383
	Plano TX GO	4.000%	9/1/2044	5,645	5,627
[16]	Ponder Independent School District GO	4.000%	2/15/2037	1,935	2,014
[16]	Ponder Independent School District GO	4.000%	2/15/2038	1,000	1,035
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2039	1,170	1,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	13,000	13,526
[16]	Princeton Independent School District GO	5.000%	2/15/2042	1,655	1,808
[16]	Princeton Independent School District GO	5.000%	2/15/2043	1,195	1,289
[16]	Prosper Independent School District GO	5.000%	2/15/2042	1,750	1,935
[16]	Prosper Independent School District GO	5.000%	2/15/2043	2,000	2,183
[16]	Prosper Independent School District GO	5.000%	2/15/2044	2,750	2,981
[16]	Prosper Independent School District GO	5.000%	2/15/2045	1,650	1,773
[16]	Prosper Independent School District GO	4.000%	2/15/2053	10,500	9,503
[16]	Prosper Independent School District GO	4.000%	2/15/2054	1,000	903
[16]	Prosper Independent School District GO	5.250%	2/15/2055	5,500	5,804
[16]	Prosper Independent School District GO PUT	4.000%	8/15/2026	1,010	1,018
[16]	Quinlan Independent School District GO	5.000%	8/15/2039	590	654
[16]	Quinlan Independent School District GO	5.000%	8/15/2040	725	799
[16]	Richardson Independent School District GO	3.000%	2/15/2036	1,000	985
[16]	Richardson Independent School District GO	5.000%	2/15/2042	1,500	1,501
[16]	Rockwall Independent School District GO	4.000%	2/15/2053	25,435	23,130
[1]	Royse City TX GO	4.000%	8/15/2040	2,630	2,683
[16]	Salado Independent School GO	5.000%	2/15/2041	3,330	3,623
[16]	Salado Independent School GO	5.000%	2/15/2042	3,705	3,993
[16]	Salado Independent School GO	5.000%	2/15/2043	1,865	1,990
[16]	Salado Independent School GO	5.000%	2/15/2044	1,400	1,481
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,465	1,484
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2037	1,275	1,326
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2038	1,750	1,898
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	2,500	2,814
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	2,000	2,137
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2042	3,890	3,884
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	3,270	3,236
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	3,580	3,688
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	45	47
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	15,000	15,926
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2054	7,500	7,917
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	2,565	2,576
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	3,145	3,173
	San Antonio TX GO	4.000%	8/1/2035	1,190	1,251
	San Antonio TX GO	4.000%	2/1/2039	6,005	6,204
	San Antonio TX GO	4.000%	2/1/2040	3,280	3,362
	San Antonio TX GO	4.000%	2/1/2041	3,300	3,360
	San Antonio TX GO	4.000%	2/1/2042	2,500	2,525
	San Antonio TX GO	4.000%	2/1/2043	2,500	2,511
[16]	San Antonio TX Independent School District GO	4.000%	8/15/2037	1,975	2,036
[16]	San Antonio TX Independent School District GO	5.000%	8/15/2039	3,500	3,859
[16]	San Antonio TX Independent School District GO	5.000%	8/15/2042	795	877
[16]	San Antonio TX Independent School District GO	5.000%	8/15/2043	935	1,016
	San Antonio Water System Water Revenue	4.000%	5/15/2039	3,385	3,463
	San Antonio Water System Water Revenue	4.000%	5/15/2042	1,875	1,879
	San Jacinto Community College District GO	5.000%	2/15/2029	3,860	3,876
	San Jacinto Community College District GO	5.000%	2/15/2030	4,055	4,071
	San Jacinto Community College District GO	5.000%	2/15/2032	2,000	2,007
[16]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2042	3,825	4,139
[16]	San Marcos Consolidated Independent School District GO	5.250%	8/15/2047	4,490	4,772
[2]	Sands Consolidated Independent School District GO	4.000%	2/15/2048	2,450	2,294
[2]	Sheldon Independent School District GO	4.000%	2/15/2050	3,630	3,391
[16]	Sheldon Independent School District GO	4.000%	2/15/2050	1,250	1,162
[16]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/2053	1,810	1,649
	South Manvel Development Authority Tax Increment/Allocation Revenue	5.000%	4/1/2043	500	502
	South Manvel Development Authority Tax Increment/Allocation Revenue	5.250%	4/1/2050	1,000	990
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2038	1,000	1,124
[16]	Southwest Independent School District GO	3.000%	2/1/2040	2,395	2,199
[16]	Southwest Independent School District GO	4.000%	2/1/2053	5,000	4,569
[16]	Spring Branch Independent School District GO	4.000%	2/1/2041	3,150	3,228
	Spring Independent School District GO	4.000%	8/15/2041	5,000	5,034
[16]	Stanton Independent School District GO	5.000%	2/15/2043	2,130	2,290
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	2,000	2,008
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,650	1,790
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	1,540	1,711
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,920	2,101
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,960	2,114
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/2052	5,800	6,227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	9,680	8,402
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	15,000	13,565
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	2,400	2,712
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2035	5,000	5,755
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	4.000%	9/1/2044	6,240	6,206
[16]	Taylor County Wylie Independent School District GO	5.000%	2/15/2041	1,740	1,888
[16]	Taylor County Wylie Independent School District GO	5.000%	2/15/2043	2,350	2,500
	Taylor TX GO	4.125%	8/15/2049	1,515	1,407
	Taylor TX GO	4.125%	8/15/2050	1,615	1,500
[16]	Terrell TX Independent School District GO	5.250%	8/1/2055	10,000	10,584
	Texas A&M University College & University Revenue	5.000%	5/15/2042	2,500	2,761
	Texas A&M University College & University Revenue	5.000%	5/15/2043	2,000	2,182
	Texas A&M University College & University Revenue	5.000%	5/15/2044	2,375	2,568
	Texas A&M University College & University Revenue	5.000%	5/15/2046	1,150	1,222
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,035	2,012
	Texas GO	5.000%	10/1/2042	27,130	30,276
	Texas GO	5.000%	10/1/2043	13,080	14,435
	Texas GO	5.000%	10/1/2044	12,500	13,640
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	1,490	1,523
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	185	191
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	1,810	1,844
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	3,055	3,215
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	3,515	3,751
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	10,310	11,137
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	2,650	2,889
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	8,575	9,339
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	12,130	12,951
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	12,560	14,140
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	11,790	12,756
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2036	14,985	16,243
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	1,500	1,156
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	5.500%	9/1/2050	2,000	2,130
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	5.500%	9/1/2055	3,250	3,436
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2031	1,000	1,040
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	1,040	1,078
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	5,000	5,171
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	2,045	2,109
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	6,500	6,688
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	1,000	1,026
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	7,500	7,674
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	1,000	1,020
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	3,715	3,779
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2036	3,190	3,236
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2036	1,000	1,012
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	2,150	2,167
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	3,165	3,183
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	1,000	1,000
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	4,000	3,995
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	9,320	9,969
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	7,275	7,766
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	3,050	3,054
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	3,225	3,204
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2038	500	555
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2042	500	538
[3]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	2.800%	2/1/2027	2,500	2,500
	Texas State University System College & University Revenue	4.000%	3/15/2049	5,205	4,690
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	3,100	3,086
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2043	12,000	13,089
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	2,230	2,232
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	7,000	7,200
	Texas Water Development Board Water Revenue	4.000%	8/1/2036	6,000	6,256
	Texas Water Development Board Water Revenue	3.000%	10/15/2038	3,075	2,877
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	3,780	3,970
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	6,800	6,943
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	13,500	13,656
	Texas Water Development Board Water Revenue	5.000%	8/1/2043	6,675	7,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	10,725	10,736
	Texas Water Development Board Water Revenue	4.500%	10/15/2043	2,925	3,064
	Texas Water Development Board Water Revenue	4.000%	10/15/2046	1,135	1,084
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	1,685	1,527
[16]	Tomball Independent School District GO	3.950%	2/15/2039	3,625	3,752
[16]	Tomball Independent School District GO	3.875%	2/15/2043	4,810	4,711
[16]	Tomball Independent School District GO	5.000%	2/15/2044	3,815	4,101
[16]	Tomball Independent School District GO	5.000%	2/15/2045	1,500	1,595
	Travis County TX GO	5.000%	3/1/2039	5,000	5,262
	Travis County TX GO	3.000%	3/1/2040	1,000	892
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2041	700	768
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2043	825	889
	University of Houston College & University Revenue	4.000%	2/15/2030	4,610	4,615
	University of Houston College & University Revenue	3.000%	2/15/2034	10,605	10,621
	University of North Texas System College & University Revenue	5.000%	4/15/2037	1,000	1,154
	University of North Texas System College & University Revenue	5.000%	4/15/2044	3,890	3,960
[16]	Van Alstyne Independent School District GO	4.000%	2/15/2048	1,580	1,489
[16]	Victoria Independent School District GO	4.000%	2/15/2048	2,580	2,418
[16]	Vidor Independent School District GO	5.000%	2/15/2041	1,205	1,324
[16]	Waco Independent School District GO	4.000%	8/15/2041	3,195	3,245
[16]	Waco Independent School District GO	4.125%	8/15/2053	1,100	1,025
	Waco TX GO	4.000%	2/1/2040	7,930	8,049
	Waco TX GO	4.000%	2/1/2041	8,260	8,329
	Waco TX GO	4.000%	2/1/2048	5,120	4,742
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2038	3,860	4,294
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2039	5,235	5,770
[2]	Waller Consolidated Independent School District GO	4.000%	2/15/2053	2,000	1,804
[16]	Waxahachie Independent School District GO	5.000%	2/15/2039	1,390	1,552
[16]	Waxahachie Independent School District GO	5.000%	2/15/2041	1,520	1,665
[16]	Wichita Falls Independent School District GO	3.000%	2/1/2040	3,000	2,723
[16]	Ysleta Independent School District GO	4.000%	8/15/2050	10,000	9,257
					2,104,892
Utah (2.0%)
[4]	Black Desert Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2053	2,000	2,011
	Bountiful UT Sales Tax Revenue	4.000%	7/1/2048	1,180	1,102
	Cache County School District GO	4.000%	6/15/2040	4,810	4,998
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/2040	645	656
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2043	4,290	4,337
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2044	4,465	4,433
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2045	1,085	1,059
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2049	8,730	8,086
	Davis School District GO	4.000%	6/1/2041	6,055	6,216
	Davis School District GO	4.000%	6/1/2042	6,295	6,398
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2041	1,105	1,247
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2045	1,250	1,349
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2041	440	497
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2042	510	568
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2043	620	683
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2044	1,410	1,537
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2045	1,820	1,964
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2050	22,715	24,543
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	36,180	38,647
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	3,675	4,063
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	3,355	3,691
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	2,000	2,142
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	3,390	3,680
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	9,500	10,091
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	6,000	6,333
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	1,000	1,075
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	2,120	2,257
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	10,235	10,962
	Iron County UT Sales Tax Revenue	5.000%	10/1/2064	11,035	11,316
	Local Building Authority of Alpine School District Lease (Appropriation) Revenue	5.000%	3/15/2041	6,690	7,425
[4]	Mida Cormont Public Infrastructure District GO	6.250%	6/1/2055	520	544
[4,7]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/2029	0.000%	6/1/2055	3,619	3,086
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2037	300	343
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2038	250	284
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2039	250	282
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2040	500	558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2041	750	830
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2042	1,325	1,319
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2043	1,500	1,471
[2]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2044	800	776
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/2045	3,000	2,362
	Park City School District Local Building Authority Lease (Appropriation) Revenue	4.000%	3/15/2045	5,405	5,299
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/2036	5,810	6,061
	Salt Lake City Corp. GO	3.000%	6/15/2041	1,185	1,079
	Salt Lake City School District GO	5.000%	3/1/2037	7,420	8,686
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2050	7,500	7,836
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2042	1,365	1,383
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2043	1,420	1,426
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2044	1,480	1,468
	University of Utah College & University Revenue	4.000%	8/1/2034	1,175	1,191
	University of Utah College & University Revenue	4.000%	8/1/2039	4,000	4,084
	University of Utah College & University Revenue	5.000%	8/1/2039	1,000	1,104
	University of Utah College & University Revenue	4.000%	8/1/2040	3,000	3,044
	University of Utah College & University Revenue	5.250%	8/1/2048	2,405	2,545
	University of Utah College & University Revenue	4.000%	8/1/2051	1,500	1,343
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/2038	720	733
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2039	1,475	1,577
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/2043	1,150	1,157
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2044	625	633
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	2,500	2,602
	Utah County UT Health, Hospital, Nursing Home Revenue	3.000%	5/15/2050	5,795	4,276
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	6,150	6,772
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,615	1,794
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	3,085	3,440
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	28,980	32,719
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,995	6,795
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,940	6,838
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	1,350	1,565
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	7,385	8,601
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	1,165	1,174
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2042	7,140	7,852
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2043	12,100	13,403
[4]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	1,265	1,287
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/2054	15,000	15,757
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/2044	3,125	3,237
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2041	3,660	3,754
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2042	3,810	3,873
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2043	3,960	3,993
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2044	1,970	1,943
					367,545
Vermont (0.1%)
	Burlington VT GO	5.000%	11/1/2042	1,865	2,072
	Burlington VT GO	5.000%	11/1/2043	1,955	2,145
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2045	2,850	2,426
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2045	3,500	3,691
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	4.000%	11/1/2050	2,505	2,296
	Vermont GO	4.000%	8/15/2040	3,135	3,248
					15,878
Virginia (1.6%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,000	1,020
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,750	1,776
	Arlington County VA GO	2.500%	8/15/2029	5,000	4,985
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	5,280	5,633
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,705	4,996
[4]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/2055	5,711	4,846
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/2039	1,525	1,679
	Fairfax County Economic Development Authority Special Tax Revenue (Route 28 Project)	3.000%	4/1/2036	2,000	1,963
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/2032	11,190	11,212
[4,8,11]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/2038	9,736	9,137
[8,11]	Freddie Mac Multifamily ML Certificates	4.300%	5/25/2041	13,880	13,623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,11]	Freddie Mac Multifamily ML Certificates	3.084%	4/25/2043	7,834	6,723
[8,11]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.144%	1/25/2040	9,496	9,232
[8,11]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.554%	8/25/2040	6,894	6,944
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.686%	10/25/2040	19,739	20,056
[4,8,11]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.702%	4/25/2042	9,017	9,026
[8]	Freddie Mac Pool	3.600%	1/1/2041	7,328	6,796
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2050	6,000	5,462
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/2060	24,000	24,752
	Hampton Roads Transportation Accountability Commission Intergovernmental Agreement Revenue	5.250%	7/1/2064	1,735	1,820
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	700	640
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	10,460	10,828
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	3,305	2,877
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	1,000	1,090
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.750%	12/1/2053	855	922
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.875%	12/1/2058	3,200	3,459
	Loudoun County CA Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	1.980%	6/1/2058	2,260	1,384
	Loudoun County VA GO	4.000%	12/1/2041	4,850	5,018
[4]	Newport News IDA Revenue	5.330%	7/1/2045	7,000	7,000
	Norfolk VA GO	5.000%	9/1/2041	1,680	1,814
	Norfolk VA GO	5.000%	9/1/2042	1,445	1,546
	Norfolk VA GO	5.000%	9/1/2043	1,445	1,534
	Norfolk VA GO	5.000%	9/1/2044	2,545	2,684
	Norfolk VA GO	5.000%	9/1/2045	2,545	2,666
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	1,978	2,097
	Richmond VA GO	2.000%	7/15/2034	2,570	2,310
	Richmond VA Public Utility Multiple Utility Revenue	4.000%	1/15/2042	500	503
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/2035	2,278	2,254
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2041	1,405	1,447
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2042	2,000	2,036
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2043	1,890	1,907
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2053	2,570	2,823
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2059	2,035	2,225
	Virginia Beach VA Storm Water Utility Water Revenue	4.000%	11/15/2049	10,025	9,591
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	3,000	2,794
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2034	5,470	5,478
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2035	2,720	2,702
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/2043	1,225	1,062
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2036	4,880	5,189
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2037	5,075	5,361
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2044	3,140	3,102
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2047	4,000	3,746
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/2035	935	985
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/2038	905	937
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	9/1/2039	4,450	4,504
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	1,815	1,815
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2039	1,410	1,451
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2040	8,450	8,614
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2042	1,845	1,850
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	8,050	6,987
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	2,525	2,612
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2054	4,000	4,109
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	9,205	9,457
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	4,795	5,432
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	2,740	2,912
					303,435
Washington (1.0%)
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2036	1,670	1,856
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2039	1,000	1,093
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/2048	5,000	5,011
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2039	270	300
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2040	590	649
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2041	750	818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kennewick Public Facilities District Sales Tax Revenue	5.250%	12/1/2054	10,090	10,624
	King County School District No. 403 Renton GO	4.000%	12/1/2039	2,205	2,254
	King County School District No. 403 Renton GO	4.000%	12/1/2040	2,850	2,891
	King County WA Sewer Revenue VRDO	3.150%	2/2/2026	13,420	13,420
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2032	765	873
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2033	750	863
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2034	875	1,011
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2049	3,585	3,764
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,950	1,972
[3]	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	8,510	8,382
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.250%	12/1/2055	4,000	4,240
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	2,800	2,906
	Washington GO	5.000%	6/1/2042	1,250	1,302
	Washington GO	5.000%	6/1/2042	20	22
	Washington GO	5.000%	2/1/2043	1,605	1,680
	Washington GO	5.000%	6/1/2047	3,365	3,529
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	5,000	4,809
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	2,500	2,665
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	1,830	1,676
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	2,250	2,372
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	8,750	7,759
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2050	3,060	3,202
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2055	9,190	9,720
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2050	1,400	1,210
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2042	975	842
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2046	2,205	1,789
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	8,000	8,319
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2034	130	127
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2035	1,000	1,067
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	4,460	3,724
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2048	5,500	4,894
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	31,518	30,909
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	8,798	8,408
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.079%	11/20/2041	6,325	6,137
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.079%	11/20/2041	6,161	5,907
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.221%	3/1/2050	5,451	5,369
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2059	2,000	1,964
[4]	Washington State Housing Finance Commission Private Schools Revenue	6.125%	7/1/2053	3,000	3,178
	Washington State University College & University Revenue	5.000%	4/1/2039	2,695	3,050
					188,557
West Virginia (0.4%)
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	305	309
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2034	7,595	7,679
	West Virginia GO	5.000%	12/1/2045	1,000	1,046
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	3,080	3,302
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2041	4,000	4,433
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	9/1/2042	6,265	6,708
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2043	2,805	3,046
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	5,000	3,917
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2047	5,500	5,098
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2048	2,590	2,757
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/2048	15,175	16,412
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	9,760	10,362
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	2,500	2,156
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/2053	6,010	5,556
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	1,980	1,785
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.250%	6/1/2050	1,375	1,427
[2]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.250%	6/1/2056	7,750	7,998
					83,991
Wisconsin (1.8%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/2034	7,120	8,313
	Central Brown County Water Authority Water Revenue	5.000%	11/1/2035	6,480	7,587
	Franklin Public School District GO	4.000%	4/1/2045	2,000	1,945
	Madison WI Metropolitan School District GO	4.000%	3/1/2036	2,460	2,544
[2]	Milwaukee WI GO	5.000%	4/1/2027	1,920	1,977
	Milwaukee WI GO	3.000%	4/1/2032	4,820	4,787
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2038	1,915	2,080
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2039	1,100	1,190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2040	800	864
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2041	1,000	1,075
[1]	Monona Grove WI School District GO	3.000%	5/1/2034	2,195	2,185
[1]	Monroe WI School District GO	5.000%	3/1/2037	775	840
[1]	Monroe WI School District GO	5.000%	3/1/2038	700	754
[1]	Monroe WI School District GO	4.000%	3/1/2039	1,855	1,901
	Neenah Joint School District GO	3.000%	3/1/2031	1,960	1,967
	Neenah Joint School District GO	3.000%	3/1/2032	3,735	3,747
[4]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	180	163
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2048	1,530	1,458
[4]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2049	360	318
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2051	1,000	804
[4]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	160	138
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	4,135	3,847
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	1,005	913
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	9,450	9,864
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2051	1,145	1,020
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2041	1,000	966
[4]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/2040	815	819
	Public Finance Authority College & University Revenue	5.125%	4/1/2052	5,000	4,580
[4]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/2048	3,000	2,110
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	390	360
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	450	412
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	375	340
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	350	313
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	375	330
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	9,620	8,826
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2046	8,000	6,365
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	2,700	2,156
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	6,250	5,501
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,500	6,804
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	1,500	1,156
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	11,500	10,287
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	1,125	824
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.500%	6/1/2055	3,000	3,122
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	1,779	1,779
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	2,182	1,126
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	4,705	4,713
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	14,234	14,291
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	16,536	16,627
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	7,679	7,708
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2063	3,000	2,893
[4]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	1,000	1,021
[1]	Racine Unified School District GO	5.000%	4/1/2041	1,215	1,299
[2]	Racine Unified School District GO	4.000%	4/1/2042	3,555	3,599
[1]	Racine Unified School District GO	4.000%	4/1/2044	5,300	5,252
[1]	Racine Unified School District GO	4.000%	4/1/2045	625	602
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	203
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	265	298
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	203
	Sheboygan Area School District GO	3.000%	3/1/2042	1,700	1,513
	Sheboygan Area School District GO	3.000%	3/1/2043	1,755	1,525
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/2036	1,250	1,302
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2031	1,000	1,008
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2032	1,080	1,087
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2041	15,000	15,120
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2034	5,630	5,667
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,250	1,251
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2035	5,055	5,083
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,600	1,616
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	15,000	15,015
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	5,000	5,037
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,000	1,090
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	700	754
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,450	1,588
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,930	2,962
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,925	2,054
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	4,395	4,692
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2044	1,305	1,360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,265	1,316
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2046	3,765	3,372
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2048	4,450	4,724
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2051	2,550	2,227
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2054	4,645	4,858
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2055	6,640	6,811
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2059	2,500	2,568
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,250	1,388
[10]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	25,130	25,130
[4]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collaboration Inc. Project)	5.000%	8/1/2027	8,000	8,063
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	3,220	3,188
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/2053	3,170	3,308
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/2054	4,080	4,439
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	2,860	3,146
[3]	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	3,545	3,949
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	1,035	1,035
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	3,500	3,541
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	3,500	3,534
					335,487
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	35	36
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	660	560
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2054	2,325	2,546
					3,142
Total Tax-Exempt Municipal Bonds (Cost $17,970,669)					17,831,498
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	25,402	16,638
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	10,048	6,682
Total Taxable Municipal Bonds (Cost $21,467)					23,320

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (4.9%)
Investment Company (4.9%)
[17]	Vanguard Municipal Low Duration Fund (Cost $914,393)	2.218%	91,442,463	914,425
Total Investments (100.2%) (Cost $18,906,529)				18,769,243
Other Assets and Liabilities—Net (-0.2%)				(45,443)
Net Assets (100%)				18,723,800
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $421,952, representing 2.3% of net assets.
5	Non-income-producing security—security in default.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Step bond.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Scheduled principal and interest payments are guaranteed by bank letter of credit.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
13	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
14	Securities with a value of $1,006 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2026	292	33,334	(165)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/22/2026	RBC	3,080	Buy	5-Year MMD AAA General Obligation Scale	3.460%	166	166	—
4/22/2026	MSCS	2,300	Buy	5-Year MMD AAA General Obligation Scale	3.460%	124	124	—
4/23/2026	JPMC	8,100	Buy	5-Year MMD AAA General Obligation Scale	3.380%	405	405	—
4/28/2026	WFB	4,785	Buy	30-Year MMD AAA General Obligation Scale	4.360%	50	50	—
4/28/2026	JPMC	4,216	Buy	30-Year MMD AAA General Obligation Scale	4.360%	44	44	—
5/1/2026	BANA	4,310	Buy	10-Year MMD AAA General Obligation Scale	3.620%	339	339	—
5/6/2026	RBC	1,385	Buy	10-Year MMD AAA General Obligation Scale	3.620%	108	108	—
5/6/2026	MSCS	1,260	Buy	10-Year MMD AAA General Obligation Scale	3.640%	101	101	—
5/19/2026	RBC	2,236	Buy	15-Year MMD AAA General Obligation Scale	4.060%	175	175	—
5/19/2026	MSCS	2,048	Buy	15-Year MMD AAA General Obligation Scale	4.060%	160	160	—
5/26/2026	MSCS	7,800	Buy	10-Year MMD AAA General Obligation Scale	3.650%	611	611	—
8/20/2026	RBC	9,740	Buy	5-Year MMD AAA General Obligation Scale	2.790%	144	144	—
8/20/2026	MSCS	5,440	Buy	5-Year MMD AAA General Obligation Scale	2.840%	94	94	—
						2,521	2,521	—
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
WFB—Wells Fargo Bank N.A.
At January 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,652 in connection with open over-the-counter municipal market rate lock contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,831,498	—	17,831,498
Taxable Municipal Bonds	—	23,320	—	23,320
Temporary Cash Investments	914,425	—	—	914,425
Total	914,425	17,854,818	—	18,769,243
Derivative Financial Instruments
Assets
Swap Contracts	—	2,521	—	2,521
Liabilities
Futures Contracts[1]	(165)	—	—	(165)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.